UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Treasury Only Portfolio
Class I	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50**
Hypothetical A		$ 1,000.00	$ 1,024.57	$ .51**
Class II	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45**
Hypothetical A		$ 1,000.00	$ 1,024.62	$ .46**
Class III	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45**
Hypothetical A		$ 1,000.00	$ 1,024.62	$ .46**
Class IV	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45**
Hypothetical A		$ 1,000.00	$ 1,024.62	$ .46**
Select Class	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45**
Hypothetical A		$ 1,000.00	$ 1,024.62	$ .46**
Treasury Portfolio
Class I	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .81**
Class II	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .81**
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Treasury Portfolio
Class III	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .81**
Class IV	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .81**
Select Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .81**
Government Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.17	$ .91
Class II	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90**
Hypothetical A		$ 1,000.00	$ 1,024.17	$ .91**
Class III	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90**
Hypothetical A		$ 1,000.00	$ 1,024.17	$ .91**
Select Class	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90**
Hypothetical A		$ 1,000.00	$ 1,024.17	$ .91**
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.60	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.50**
Hypothetical A		$ 1,000.00	$ 1,023.56	$ 1.52**
Class III	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.50**
Hypothetical A		$ 1,000.00	$ 1,023.56	$ 1.52**
Class IV	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.50**
Hypothetical A		$ 1,000.00	$ 1,023.56	$ 1.52**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.30	$ 1.25
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.90	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.37	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.90	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000.00	$ 1,000.20	$ 1.65
Hypothetical A		$ 1,000.00	$ 1,023.41	$ 1.67
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Money Market Portfolio
Class III	.35%
Actual		$ 1,000.00	$ 1,000.10	$ 1.75**
Hypothetical A		$ 1,000.00	$ 1,023.31	$ 1.78**
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.70	$ 1.15
Hypothetical A		$ 1,000.00	$ 1,023.92	$ 1.17
Class F	.14%
Actual		$ 1,000.00	$ 1,001.10	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.37	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.10	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.37	$ .71
Tax-Exempt Portfolio
Class I	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95
Hypothetical A		$ 1,000.00	$ 1,024.12	$ .96
Class II	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
Hypothetical A		$ 1,000.00	$ 1,024.12	$ .96**
Class III	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
Hypothetical A		$ 1,000.00	$ 1,024.12	$ .96**
Select Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
Hypothetical A		$ 1,000.00	$ 1,024.12	$ .96**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class I	.21%
Actual		$ 1.05
Hypothetical A		$ 1.07
Class II	.36%
Actual		$ 1.80
Hypothetical A		$ 1.83
Class III	.46%
Actual		$ 2.30
Hypothetical A		$ 2.33
Class IV	.71%
Actual		$ 3.55
Hypothetical A		$ 3.60
	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Select Class	.26%
Actual		$ 1.30
Hypothetical A		$ 1.32
Treasury Portfolio
Class I	.21%
Actual		$ 1.05
Hypothetical A		$ 1.07
Class II	.36%
Actual		$ 1.80
Hypothetical A		$ 1.83
Class III	.46%
Actual		$ 2.30
Hypothetical A		$ 2.33
Class IV	.71%
Actual		$ 3.55
Hypothetical A		$ 3.60
Select Class	.26%
Actual		$ 1.30
Hypothetical A		$ 1.32
Government Portfolio
Class II	.36%
Actual		$ 1.80
Hypothetical A		$ 1.83
Class III	.46%
Actual		$ 2.30
Hypothetical A		$ 2.33
Select Class	.26%
Actual		$ 1.30
Hypothetical A		$ 1.32
Prime Money Market Portfolio
Class II	.35%
Actual		$ 1.75
Hypothetical A		$ 1.78
Class III	.45%
Actual		$ 2.26
Hypothetical A		$ 2.28
Class IV	.70%
Actual		$ 3.51
Hypothetical A		$ 3.55
Money Market Portfolio
Class III	.43%
Actual		$ 2.16
Hypothetical A		$ 2.18
	Annualized Expense Ratio	Expenses Paid
Tax-Exempt Portfolio
Class II	.35%
Actual		$ 1.75
Hypothetical A		$ 1.78
Class III	.45%
Actual		$ 2.25
Hypothetical A		$ 2.28
Select Class	.25%
Actual		$ 1.25
Hypothetical A		$ 1.27

A 5% return per year before expenses

Semiannual Report

Treasury Only Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/12	% of fund's investments 3/31/12	% of fund's investments 9/30/11
1 - 7	8.7	4.5	14.6
8 - 30	22.8	26.5	33.6
31 - 60	35.3	24.9	16.5
61 - 90	19.4	20.3	15.8
91 - 180	12.1	23.0	15.5
> 180	1.7	0.8	4.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/12	3/31/12	9/30/11
Treasury Only Portfolio	54 Days	57 Days	52 Days
All Taxable Money Market Funds Average*	49 Days	46 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/12	3/31/12	9/30/11
Treasury Only Portfolio	54 Days	57 Days	52 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Treasury Debt 94.9%	Treasury Debt 94.3%
Net Other Assets (Liabilities) 5.1%	Net Other Assets (Liabilities) 5.7%

Current and Historical Seven-Day Yields
	9/30/12	6/30/12	3/31/12	1/3/12	9/27/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2012, the most recent period shown in the table, would have been -0.10% for Class I, -0.25% for Class II, -0.35% for Class III, -0.61% for Class IV and -0.16% for Select Class.

* Source: iMoneyNet, Inc.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 94.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 94.9%
U.S. Treasury Bills
10/4/12 to 3/28/13	0.03 to 0.15%	$ 5,589,722	$ 5,588,728
U.S. Treasury Notes
10/15/12 to 8/31/13	0.10 to 0.20	2,878,000	2,883,998
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $8,472,726)	8,472,726
NET OTHER ASSETS (LIABILITIES) - 5.1%	457,061
NET ASSETS - 100%	$ 8,929,787
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,472,726)		$ 8,472,726
Receivable for investments sold		525,269
Receivable for fund shares sold		5,465
Interest receivable		23,965
Total assets		9,027,425

Liabilities
Payable for investments purchased	$ 89,944
Payable for fund shares redeemed	6,837
Distributions payable	17
Accrued management fee	714
Other affiliated payables	61
Other payables and accrued expenses	65
Total liabilities		97,638

Net Assets		$ 8,929,787
Net Assets consist of:
Paid in capital		$ 8,929,676
Accumulated undistributed net realized gain (loss) on investments		111
Net Assets		$ 8,929,787

Class I: Net Asset Value, offering price and redemption price per share ($7,992,847 ÷ 7,991,647 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($382,873 ÷ 382,899 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($333,793 ÷ 333,713 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($22,414 ÷ 22,412 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($197,860 ÷ 197,865 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 4,750

Expenses
Management fee	$ 6,321
Transfer agent fees	2,729
Distribution and service plan fees	892
Accounting fees and expenses	372
Custodian fees and expenses	52
Independent trustees' compensation	16
Registration fees	71
Audit	24
Legal	14
Miscellaneous	31
Total expenses before reductions	10,522
Expense reductions	(6,225)	4,297
Net investment income (loss)		453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94
Net increase in net assets resulting from operations		$ 547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 453	$ 885
Net realized gain (loss)	94	58
Net increase in net assets resulting from operations	547	943
Distributions to shareholders from net investment income	(453)	(885)
Share transactions - net increase (decrease)	(336,232)	1,867,915
Total increase (decrease) in net assets	(336,138)	1,867,973

Net Assets
Beginning of period	9,265,925	7,397,952
End of period	$ 8,929,787	$ 9,265,925

Financial Highlights - Class I

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.010	.040
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.010	.040
Distributions from net investment income	- E	- E	- E	(.001)	(.010)	(.040)
Distributions from net realized gain	-	-	- E	- E	-	-
Total distributions	- E	- E	- E	(.001)	(.010)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.09%	1.05%	4.03%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.24%	.24%
Expenses net of fee waivers, if any	.10% A	.06%	.18%	.20%	.23%	.20%
Expenses net of all reductions	.10% A	.06%	.18%	.20%	.23%	.20%
Net investment income (loss)	.01% A	.01%	.01%	.10%	.81%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 7,993	$ 8,064	$ 6,149	$ 8,371	$ 15,535	$ 6,775

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.009	.038
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.009	.038
Distributions from net investment income	- E	- E	- E	- E	(.009)	(.038)
Distributions from net realized gain	-	-	- E	- E	-	-
Total distributions	- E	- E	- E	- E	(.009)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.03%	.89%	3.88%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.39%	.39%
Expenses net of fee waivers, if any	.09% A	.06%	.17%	.27%	.38%	.35%
Expenses net of all reductions	.09% A	.06%	.17%	.27%	.38%	.35%
Net investment income (loss)	.01% A	.01%	.01%	.03%	.66%	3.58%
Supplemental Data
Net assets, end of period (in millions)	$ 383	$ 499	$ 585	$ 649	$ 906	$ 514

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.008	.037
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.008	.037
Distributions from net investment income	- E	- E	- E	- E	(.008)	(.037)
Distributions from net realized gain	-	-	- E	- E	-	-
Total distributions	- E	- E	- E	- E	(.008)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.80%	3.77%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.49%	.49%
Expenses net of fee waivers, if any	.09% A	.06%	.18%	.28%	.47%	.45%
Expenses net of all reductions	.09% A	.06%	.18%	.28%	.47%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.02%	.57%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 334	$ 408	$ 392	$ 615	$ 835	$ 514

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.006	.007
Distributions from net investment income	- F	- F	- F	- F	(.006)	(.007)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	- F	- F	- F	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.72%	.71%	.72%	.74%	.77% A
Expenses net of fee waivers, if any	.09% A	.07%	.17%	.30%	.65%	.70% A
Expenses net of all reductions	.09% A	.07%	.17%	.30%	.65%	.70% A
Net investment income (loss)	.01% A	.01%	.01%	.01%	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 25	$ 62	$ 60	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.010	.039
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.010	.039
Distributions from net investment income	- E	- E	- E	(.001)	(.010)	(.039)
Distributions from net realized gain	-	-	- E	- E	-	-
Total distributions	- E	- E	- E	(.001)	(.010)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.07%	.99%	3.98%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.29%	.29%
Expenses net of fee waivers, if any	.09% A	.06%	.18%	.23%	.28%	.25%
Expenses net of all reductions	.09% A	.06%	.18%	.23%	.28%	.25%
Net investment income (loss)	.01% A	.01%	.01%	.07%	.76%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 269	$ 209	$ 478	$ 763	$ 174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/12	% of fund's investments 3/31/12	% of fund's investments 9/30/11
1 - 7	66.1	66.4	77.8
8 - 30	1.4	4.6	0.6
31 - 60	6.8	1.2	3.6
61 - 90	1.9	1.1	5.0
91 - 180	9.0	15.8	7.2
> 180	14.8	10.9	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/12	3/31/12	9/30/11
Treasury Portfolio	56 Days	54 Days	30 Days
All Taxable Money Market Funds Average*	49 Days	46 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/12	3/31/12	9/30/11
Treasury Portfolio	56 Days	54 Days	30 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Treasury Debt 34.2%	Treasury Debt 33.3%
Repurchase Agreements 66.7%	Repurchase Agreements 65.8%
Net Other Assets (Liabilities)** (0.9)%	Net Other Assets (Liabilities) 0.9%

Current and Historical Seven-Day Yields
	9/30/12	6/30/12	3/31/12	1/3/12	9/27/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2012, the most recent period shown in the table, would have been -0.02% for Class I, -0.17% for Class II, -0.27% for Class III, -0.53% for Class IV and -0.07% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Treasury Portfolio

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 34.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 34.2%
U.S. Treasury Bills
10/11/12 to 1/3/13	0.15 to 0.16%	$ 1,112,000	$ 1,111,771
U.S. Treasury Notes
10/15/12 to 8/31/13	0.15 to 0.24	4,233,912	4,262,923
TOTAL TREASURY DEBT			5,374,694
Treasury Repurchase Agreement - 66.7%
	Maturity Amount (000s)
In a joint trading account at:
0.2% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Treasury Obligations) #	$ 6,877,053	6,876,938
0.2% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Treasury Obligations) #	232,042	232,038
With:
Barclays Capital, Inc. at 0.2%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Treasury Obligations valued at $2,313,779,370, 0.25% - 2.63%, 1/31/14 - 12/31/14)	2,257,038	2,257,000
Credit Suisse Securities (USA) LLC at 0.19%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Treasury Obligations valued at $383,528,632, 0.5% - 8.5%, 12/31/12 - 2/15/41)	376,014	376,000
Goldman Sachs & Co. at:
0.17%, dated 9/28/12 due 10/4/12 (Collateralized by U.S. Treasury Obligations valued at $383,525,515, 1.13% - 11.25%, 6/15/13 - 10/31/17)	376,011	376,000
0.18%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Treasury Obligations valued at $383,531,630, 0% - 6.75%, 8/22/13 - 8/15/26)	376,013	376,000
TOTAL TREASURY REPURCHASE AGREEMENT		10,493,976
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $15,868,670)	15,868,670
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(137,589)
NET ASSETS - 100%	$ 15,731,081
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,876,938,000 due 10/01/12 at 0.20%
Citibank NA	$ 757,154
Citigroup Global Markets, Inc.	378,577
Credit Agricole CIB New York Branch	933,276
Credit Suisse Securities (USA) LLC	2,271,464
HSBC Securities (USA), Inc.	1,135,732
RBC Capital Markets Corp.	378,577
Societe Generale	378,577
UBS Securities LLC	378,577
Wells Fargo Securities LLC	265,004
$ 6,876,938
$232,038,000 due 10/01/12 at 0.20%
Barclays Capital, Inc.	$ 64,710
Merrill Lynch, Pierce, Fenner & Smith, Inc.	45,674
RBS Securities, Inc.	121,654
$ 232,038
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,493,976) - See accompanying schedule: Unaffiliated issuers (cost $15,868,670)		$ 15,868,670
Receivable for fund shares sold		2,221
Interest receivable		22,764
Other receivables		120
Total assets		15,893,775

Liabilities
Payable for investments purchased	$ 159,901
Payable for fund shares redeemed	120
Distributions payable	73
Accrued management fee	1,861
Other affiliated payables	551
Other payables and accrued expenses	188
Total liabilities		162,694

Net Assets		$ 15,731,081
Net Assets consist of:
Paid in capital		$ 15,730,925
Distributions in excess of net investment income		(12)
Accumulated undistributed net realized gain (loss) on investments		168
Net Assets		$ 15,731,081

Class I: Net Asset Value, offering price and redemption price per share ($12,071,159 ÷ 12,067,564 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($75,884 ÷ 75,832 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,970,644 ÷ 2,970,475 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($393,905 ÷ 393,811 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($219,489 ÷ 219,453 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 12,909

Expenses
Management fee	$ 10,750
Transfer agent fees	4,623
Distribution and service plan fees	4,818
Accounting fees and expenses	519
Custodian fees and expenses	50
Independent trustees' compensation	28
Registration fees	78
Audit	29
Legal	24
Miscellaneous	56
Total expenses before reductions	20,975
Expense reductions	(8,835)	12,140
Net investment income (loss)		769
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		168
Net increase in net assets resulting from operations		$ 937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 769	$ 1,606
Net realized gain (loss)	168	53
Net increase in net assets resulting from operations	937	1,659
Distributions to shareholders from net investment income	(769)	(1,618)
Share transactions - net increase (decrease)	88,999	2,277,167
Total increase (decrease) in net assets	89,167	2,277,208

Net Assets
Beginning of period	15,641,914	13,364,706
End of period (including distributions in excess of net investment income of $12 and $12, respectively)	$ 15,731,081	$ 15,641,914

Financial Highlights - Class I

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.011	.041
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.011	.041
Distributions from net investment income	- E	- E	- E	(.001)	(.011)	(.041)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	(.001)	(.011)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.03%	.10%	1.11%	4.20%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.23%	.22%
Expenses net of fee waivers, if any	.16% A	.10%	.20%	.21%	.22%	.20%
Expenses net of all reductions	.16% A	.10%	.20%	.21%	.22%	.20%
Net investment income (loss)	.01% A	.01%	.03%	.11%	1.04%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 12,071	$ 11,712	$ 8,784	$ 8,650	$ 16,236	$ 15,037

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.010	.040
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.010	.040
Distributions from net investment income	- E	- E	- E	- E	(.010)	(.040)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.010)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.03%	.96%	4.04%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.38%	.37%
Expenses net of fee waivers, if any	.16% A	.10%	.22%	.29%	.36%	.35%
Expenses net of all reductions	.16% A	.10%	.22%	.29%	.36%	.35%
Net investment income (loss)	.01% A	.01%	.01%	.03%	.90%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 80	$ 155	$ 164	$ 407	$ 305

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.009	.039
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.009	.039
Distributions from net investment income	- E	- E	- E	- E	(.009)	(.039)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.009)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.87%	3.94%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.48%	.47%
Expenses net of fee waivers, if any	.16% A	.10%	.22%	.30%	.46%	.45%
Expenses net of all reductions	.16% A	.10%	.22%	.30%	.46%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.02%	.80%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 2,971	$ 3,108	$ 3,768	$ 3,907	$ 5,051	$ 5,329

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.007	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.007	.007
Distributions from net investment income	- F	- F	- F	- F	(.007)	(.007)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	- F	- F	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.71%	.71%	.71%	.73%	.72% A
Expenses net of fee waivers, if any	.16% A	.10%	.22%	.30%	.62%	.70% A
Expenses net of all reductions	.16% A	.10%	.22%	.30%	.62%	.70% A
Net investment income (loss)	.01% A	.01%	.01%	.03%	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 393,905	$ 484,057	$ 304,950	$ 492,495	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.011	.041
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.011	.041
Distributions from net investment income	- E	- E	- E	(.001)	(.011)	(.041)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	(.001)	(.011)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.07%	1.06%	4.15%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.28%	.27%
Expenses net of fee waivers, if any	.16% A	.10%	.22%	.24%	.27%	.25%
Expenses net of all reductions	.16% A	.10%	.22%	.24%	.27%	.25%
Net investment income (loss)	.01% A	.01%	.01%	.08%	.99%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 219	$ 259	$ 352	$ 365	$ 882	$ 513

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/12	% of fund's investments 3/31/12	% of fund's investments 9/30/11
1 - 7	50.7	62.7	55.8
8 - 30	9.2	5.2	5.0
31 - 60	7.0	1.9	10.5
61 - 90	10.0	2.7	12.8
91 - 180	14.5	14.7	9.1
> 180	8.6	12.8	6.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/12	3/31/12	9/30/11
Government Portfolio	53 Days	58 Days	49 Days
All Taxable Money Market Funds Average*	49 Days	46 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/12	3/31/12	9/30/11
Government Portfolio	89 Days	66 Days	63 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Treasury Debt 8.9%	Treasury Debt 14.5%
Government Agency Debt 40.7%	Government Agency Debt 24.4%
Repurchase Agreements 50.7%	Repurchase Agreements 60.4%
Net Other Assets (Liabilities)** (0.3)%	Net Other Assets (Liabilities) 0.7%

Current and Historical Seven-Day Yields
	9/30/12	6/30/12	3/31/12	1/3/12	9/27/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2012, the most recent period shown in the table, would have been -0.01% for Class I, -0.15% for Class II, -0.26% for Class III and -0.06% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Government Portfolio

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 8.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.9%
U.S. Treasury Notes
10/15/12 to 8/31/13	0.11 to 0.23%	$ 2,187,000	$ 2,197,592
Government Agency Debt - 40.7%

Federal Agencies - 40.7%
Fannie Mae
12/28/12 to 9/11/14	0.16 to 0.21 (b)	1,299,547	1,304,164
Federal Farm Credit Bank
11/29/12 to 8/20/13	0.15 to 0.18 (b)	176,000	176,084
Federal Home Loan Bank
10/10/12 to 5/15/14	0.16 to 0.25 (b)	5,739,305	5,739,560
Freddie Mac
3/11/13	0.16	27,000	26,981
Freddie Mac
11/2/12 to 9/13/13	0.17 to 0.20 (b)	2,734,171	2,748,176
TOTAL GOVERNMENT AGENCY DEBT			9,994,965
Government Agency Repurchase Agreement - 50.7%
	Maturity Amount (000s)
In a joint trading account at:
0.19% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	$ 537,196	537,188
0.22% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	10,648,890	10,648,695
With:
Barclays Capital, Inc. at 0.17%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $193,805,492, 2.5% - 4%, 9/1/27 - 9/1/42)	190,006	190,000
Citibank NA at 0.19%, dated 9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $113,224,183, 2.68% - 6%, 8/1/18 - 9/1/42)	111,004	111,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse Securities (USA) LLC at:
0.18%, dated:
9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $73,133,775, 3%, 3/20/42)	$ 71,002	$ 71,000
9/27/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $60,180,878, 4% - 5%, 4/20/40 - 10/20/41)	59,002	59,000
0.2%, dated 9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $20,404,753, 3.5%, 8/20/42)	20,001	20,000
0.24%, dated 9/11/12 due 12/10/12 (Collateralized by U.S. Government Obligations valued at $348,883,551, 3.5% - 4%, 11/1/41 - 6/1/42)	342,205	342,000
Deutsche Bank Securities, Inc. at 0.2%, dated 9/28/12 due 10/5/12 (Collateralized by U.S. Treasury Obligations valued at $20,400,372, 0.13%, 7/31/14)	20,001	20,000
Goldman Sachs & Co. at:
0.18%, dated 9/27/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $39,781,433, 0.18% - 2.35%, 11/4/13 - 9/6/22)	39,001	39,000
0.2%, dated 9/28/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $41,820,698, 4% - 5%, 6/1/31 - 7/1/42)	41,001	41,000
ING Financial Markets LLC at 0.22%, dated:
9/7/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $8,162,840, 2.53% - 4%, 10/1/26 - 1/1/42)	8,002	8,000
9/21/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $37,081,589, 0.42% - 3.91%, 5/25/33 - 9/25/42)	36,007	36,000
9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $61,800,116, 0.55% - 6%, 10/25/14 - 9/25/42)	60,011	60,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.21%, dated 9/24/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $37,741,542, 2.01% - 5.27%, 7/1/27 - 10/1/42)	$ 37,006	$ 37,000
0.22%, dated 9/6/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $81,072,058, 2% - 8.13%, 1/1/17 - 9/20/42)	79,014	79,000
UBS Securities LLC at:
0.2%, dated 9/19/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $115,626,270, 3.5% - 4%, 9/1/41 - 8/1/42)	113,019	113,000
0.23%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $37,741,754, 2.5% - 4%, 8/1/22 - 6/15/38)	37,002	37,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		12,448,883
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $24,641,440)	24,641,440
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(71,055)
NET ASSETS - 100%	$ 24,570,385
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$537,188,000 due 10/01/12 at 0.19%
Barclays Capital, Inc.	$ 318,753
Merrill Lynch, Pierce, Fenner & Smith, Inc.	56,631
UBS Securities LLC	161,804
$ 537,188
$10,648,695,000 due 10/01/12 at 0.22%
BNP Paribas Securities Corp.	$ 404,055
Bank of America NA	2,257,131
Barclays Capital, Inc.	1,742,571
Citibank NA	89,171
Citigroup Global Markets, Inc.	71,058
Credit Agricole CIB New York Branch	692,484
Credit Suisse Securities (USA) LLC	1,255,269
Deutsche Bank Securities, Inc.	224,320
HSBC Securities (USA), Inc.	69,665
ING Financial Markets LLC	136,543
J.P. Morgan Securities, Inc.	338,570
Merrill Lynch, Pierce, Fenner & Smith, Inc.	818,133
Morgan Stanley & Co., Inc.	97,530
RBC Capital Markets Corp.	395,695
RBS Securities, Inc.	1,262,323
Societe Generale	195,061
Wells Fargo Securities LLC	599,116
$ 10,648,695
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,448,883) - See accompanying schedule: Unaffiliated issuers (cost $24,641,440)		$ 24,641,440
Receivable for fund shares sold		5,333
Interest receivable		31,761
Other receivables		371
Total assets		24,678,905

Liabilities
Payable for investments purchased	$ 101,937
Payable for fund shares redeemed	2,024
Distributions payable	101
Accrued management fee	2,893
Distribution and service plan fees payable	1
Other affiliated payables	1,092
Other payables and accrued expenses	472
Total liabilities		108,520

Net Assets		$ 24,570,385
Net Assets consist of:
Paid in capital		$ 24,572,329
Distributions in excess of net investment income		(185)
Accumulated undistributed net realized gain (loss) on investments		(1,759)
Net Assets		$ 24,570,385

Class I: Net Asset Value, offering price and redemption price per share ($21,360,180 ÷ 21,351,810 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($475,279 ÷ 475,043 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,843,948 ÷ 1,843,128 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($890,978 ÷ 890,880 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 25,433

Expenses
Management fee	$ 18,803
Transfer agent fees	8,094
Distribution and service plan fees	3,223
Accounting fees and expenses	734
Custodian fees and expenses	63
Independent trustees' compensation	50
Registration fees	76
Audit	35
Legal	45
Interest	1
Miscellaneous	126
Total expenses before reductions	31,250
Expense reductions	(7,166)	24,084
Net investment income (loss)		1,349
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		483
Net increase in net assets resulting from operations		$ 1,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,349	$ 3,398
Net realized gain (loss)	483	64
Net increase in net assets resulting from operations	1,832	3,462
Distributions to shareholders from net investment income	(1,347)	(3,400)
Share transactions - net increase (decrease)	(3,626,241)	(4,707,473)
Total increase (decrease) in net assets	(3,625,756)	(4,707,411)

Net Assets
Beginning of period	28,196,141	32,903,552
End of period (including distributions in excess of net investment income of $185 and $187, respectively)	$ 24,570,385	$ 28,196,141

Financial Highlights - Class I

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.002	.017	.046
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.002	.017	.046
Distributions from net investment income	- E	- E	- E	(.002)	(.017)	(.046)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	(.002)	(.017)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.05%	.17%	1.70%	4.74%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.23%	.22%
Expenses net of fee waivers, if any	.18% A	.15%	.21%	.21%	.23%	.20%
Expenses net of all reductions	.18% A	.15%	.21%	.21%	.23%	.20%
Net investment income (loss)	.01% A	.01%	.05%	.18%	1.44%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 21,360	$ 24,822	$ 29,687	$ 45,414	$ 54,931	$ 18,583

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.015	.045
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.015	.045
Distributions from net investment income	- E	- E	- E	(.001)	(.015)	(.045)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	(.001)	(.015)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.08%	1.55%	4.59%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.38%	.38%
Expenses net of fee waivers, if any	.18% A	.15%	.25%	.31%	.38%	.35%
Expenses net of all reductions	.18% A	.15%	.25%	.31%	.38%	.35%
Net investment income (loss)	.01% A	.01%	.01%	.07%	1.29%	4.32%
Supplemental Data
Net assets, end of period (in millions)	$ 475	$ 827	$ 807	$ 1,413	$ 1,936	$ 1,342

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.014	.044
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.014	.044
Distributions from net investment income	- E	- E	- E	- E	(.014)	(.044)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	- E	(.014)	(.044)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.04%	1.44%	4.48%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.49%	.48%
Expenses net of fee waivers, if any	.18% A	.15%	.25%	.35%	.48%	.45%
Expenses net of all reductions	.18% A	.15%	.25%	.35%	.48%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.03%	1.19%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,844	$ 2,027	$ 2,050	$ 1,910	$ 3,031	$ 1,763

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.016	.046
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.016	.046
Distributions from net investment income	- E	- E	- E	(.001)	(.016)	(.046)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	(.001)	(.016)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.02%	.13%	1.65%	4.69%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.28%	.27%
Expenses net of fee waivers, if any	.18% A	.15%	.24%	.25%	.28%	.25%
Expenses net of all reductions	.18% A	.15%	.24%	.25%	.28%	.25%
Net investment income (loss)	.01% A	.01%	.01%	.13%	1.39%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 891	$ 519	$ 360	$ 302	$ 612	$ 266

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/12	% of fund's investments 3/31/12	% of fund's investments 9/30/11
1 - 7	41.0	37.6	42.6
8 - 30	13.6	19.6	15.7
31 - 60	11.6	17.6	20.1
61 - 90	8.4	6.2	7.6
91 - 180	21.7	16.0	9.7
> 180	3.7	3.0	4.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/12	3/31/12	9/30/11
Prime Money Market Portfolio	55 Days	46 Days	41 Days
All Taxable Money Market Funds Average*	49 Days	46 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/12	3/31/12	9/30/11
Prime Money Market Portfolio	80 Days	88 Days	83 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Certificates of Deposit 33.9%	Certificates of Deposit 34.4%
Commercial Paper 9.8%	Commercial Paper 12.2%
Variable Rate Demand Notes (VRDNs) 0.6%	Variable Rate Demand Notes (VRDNs) 0.4%
Other Notes 2.3%	Other Notes 5.7%
Treasury Debt 16.3%	Treasury Debt 16.8%
Government Agency Debt 4.0%	Government Agency Debt † 2.7%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Repurchase Agreements 33.5%	Repurchase Agreements 27.2%
Net Other Assets (Liabilities)** (0.5)%	Net Other Assets (Liabilities) 0.5%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	9/30/12	6/30/12	3/31/12	1/3/12	9/27/11

Class I	0.10%	0.11%	0.14%	0.11%	0.07%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.05%	0.06%	0.09%	0.06%	0.02%

Institutional Class	0.16%	0.17%	0.20%	0.17%	0.13%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2012, the most recent period shown in the table, would have been 0.09% for Class I, -0.07% for Class II, -0.17% for Class III, -0.42% for Class IV, 0.04% for Select Class and 0.12% for Institutional Class.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 33.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.0%
Branch Banking & Trust Co.
10/22/12 to 3/28/13	0.36 to 0.42%	$ 367,000	$ 367,000
State Street Bank & Trust Co., Boston
12/14/12	0.20	187,000	187,000
			554,000
London Branch, Eurodollar, Foreign Banks - 4.2%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	216,000	216,003
DNB Bank ASA
1/22/13	0.30	187,000	187,000
HSBC Bank PLC
12/28/12	0.42	171,000	171,000
Mizuho Corporate Bank Ltd.
10/9/12 to 10/16/12	0.43 to 0.44	116,000	116,000
National Australia Bank Ltd.
10/11/12 to 1/11/13	0.34 to 0.42 (c)	1,674,000	1,674,000
			2,364,003
New York Branch, Yankee Dollar, Foreign Banks - 28.7%
Bank of Montreal Chicago CD Program
10/3/12 to 9/6/13	0.19 to 0.55 (c)	2,100,000	2,100,000
Bank of Nova Scotia
11/1/12 to 9/12/13	0.31 to 0.59 (c)	883,000	883,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/7/12 to 3/26/13	0.42 to 0.50 (c)	2,400,000	2,400,000
Canadian Imperial Bank of Commerce
10/24/12 to 9/17/13	0.49 to 0.55 (c)	884,000	884,000
Credit Suisse New York Branch
2/4/13	0.31	50,000	50,002
DnB NOR Bank ASA
1/14/13	0.30	93,000	93,000
Mitsubishi UFJ Trust & Banking Corp.
10/22/12 to 2/19/13	0.43 to 0.55	495,000	495,000
Mizuho Corporate Bank Ltd.
10/2/12 to 1/22/13	0.38 to 0.41	1,580,000	1,580,000
National Bank of Canada
2/4/13 to 2/20/13	0.35 to 0.54 (c)	480,000	480,000
Royal Bank of Canada
12/7/12 to 9/1/13	0.48 to 0.82 (c)	990,000	990,000
Skandinaviska Enskilda Banken
11/8/12	0.36	440,000	440,000
Societe Generale
11/1/12	0.40	762,000	762,000
Sumitomo Mitsui Banking Corp.
10/2/12 to 3/26/13	0.38 to 0.44 (c)	2,638,000	2,638,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Trust & Banking Co. Ltd.
10/9/12 to 11/26/12	0.41 to 0.42%	$ 1,188,000	$ 1,188,000
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27	407,000	407,005
Toronto-Dominion Bank
10/19/12 to 3/28/13	0.30 to 0.48 (c)	710,500	710,500
			16,100,507
TOTAL CERTIFICATE OF DEPOSIT			19,018,510
Financial Company Commercial Paper - 9.8%

Barclays Bank PLC
10/26/12	0.70 (b)	20,000	20,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/19/12 to 10/25/12	0.26	92,000	91,986
Commonwealth Bank of Australia
10/22/12 to 2/4/13	0.27 to 0.40 (c)	524,000	523,889
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	934,000	933,957
DNB Bank ASA
10/1/12 to 1/7/13	0.30 to 0.33	260,000	259,925
JPMorgan Chase & Co.
10/31/12 to 11/15/12	0.28 (c)	1,520,000	1,519,789
PNC Bank NA
2/15/13	0.39	118,000	117,825
Skandinaviska Enskilda Banken AB
11/26/12 to 11/28/12	0.36 to 0.37	100,000	99,942
Svenska Handelsbanken, Inc.
10/9/12 to 1/22/13	0.25 to 0.31	451,000	450,736
Swedbank AB
12/4/12 to 12/19/12	0.26 to 0.32	312,000	311,821
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	146,000	145,803
UBS Finance, Inc.
10/12/12 to 1/28/13	0.31 to 0.40	638,000	637,793
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	383,000	382,663
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			5,496,129
Treasury Debt - 16.3%
	Yield (a)	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 16.3%
U.S. Treasury Bills
11/15/12 to 3/28/13	0.14 to 0.16% (e)	$ 3,971,000	$ 3,969,418
U.S. Treasury Notes
10/15/12 to 8/31/13	0.15 to 0.23	5,141,000	5,170,220
TOTAL TREASURY DEBT			9,139,638
Other Note - 2.3%

Medium-Term Notes - 2.3%
Royal Bank of Canada
9/1/13 to 9/13/13	0.56 to 0.70 (b)(c)	552,000	552,000
9/6/13	0.49 (c)	714,000	713,866
TOTAL OTHER NOTE			1,265,866
Variable Rate Demand Note - 0.6%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/5/12	0.21 (c)	37,000	37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/5/12	0.21 (c)	25,155	25,155
Indiana - 0.0%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.20 (c)(d)	25,000	25,000
New York - 0.3%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (270 East Burnside Avenue Apts.) Series A, LOC Fannie Mae, VRDN
10/5/12	0.19 (c)(d)	6,400	6,400
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Louis Nine Boulevard Apts. Proj.) Series A, LOC Fannie Mae, VRDN
10/5/12	0.19 (c)(d)	7,300	7,300
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, LOC Fannie Mae, VRDN
10/5/12	0.19 (c)(d)	8,400	8,400
New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, LOC Fannie Mae, VRDN
10/5/12	0.19 (c)(d)	8,000	8,000
New York Hsg. Fin. Agcy. Rev. (Chelsea Arms Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
10/5/12	0.19 (c)(d)	7,000	7,000

	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
10/5/12	0.19% (c)(d)	$ 16,400	$ 16,400
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
10/5/12	0.19 (c)(d)	13,400	13,400
New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, LOC Fannie Mae, VRDN
10/5/12	0.19 (c)(d)	74,100	74,100
			141,000
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.20 (c)(d)	20,000	20,000
Wisconsin - 0.2%
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2003 B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/5/12	0.19 (c)(d)	23,730	23,730
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2008 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/5/12	0.19 (c)(d)	75,810	75,810
			99,540
TOTAL VARIABLE RATE DEMAND NOTE			347,695
Government Agency Debt - 4.0%

Federal Agencies - 4.0%
Fannie Mae
3/7/13	0.16	604,000	603,579
Fannie Mae
2/22/13 to 9/11/14	0.16 to 0.21 (c)	482,800	483,016
Federal Home Loan Bank
2/13/13 to 9/19/13	0.16 to 0.22	581,800	582,227
Freddie Mac
2/27/13 to 4/15/13	0.15 to 0.17	573,200	573,366
TOTAL GOVERNMENT AGENCY DEBT			2,242,188
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
12/27/12	0.66 (c)(f)	71,000	71,000
Government Agency Repurchase Agreement - 30.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.19% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	$ 700,048	$ 700,037
0.22% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	14,444,984	14,444,720
With:
Barclays Capital, Inc. at 0.17%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $456,972,947, 3% - 5%, 5/1/27 - 9/1/42)	448,015	448,000
Citibank NA at 0.19%, dated 9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $273,370,100, 1% - 8%, 6/21/17 - 7/1/42)	268,010	268,000
Credit Suisse Securities (USA) LLC at:
0.18%, dated:
9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $177,167,812, 0.67% - 5.5%, 9/20/33 - 3/20/42)	172,006	172,000
9/27/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $136,685,624, 4% - 5%, 7/15/39 - 8/20/42)	134,005	134,000
0.2%, dated 9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $45,902,897, 3.5% - 6%, 8/15/32 - 8/20/42)	45,002	45,000
Deutsche Bank Securities, Inc. at 0.2%, dated 9/28/12 due 10/5/12 (Collateralized by U.S. Treasury Obligations valued at $45,900,786, 0.5%, 7/31/17)	45,002	45,000
Goldman Sachs & Co. at:
0.18%, dated 9/27/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $90,782,169, 0.21% - 0.86%, 11/19/13 - 8/23/16)	89,003	89,000
0.2%, dated 9/28/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $90,781,514, 3.5% - 4%, 6/1/25 - 7/1/42)	89,003	89,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at 0.22%, dated:
9/7/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $17,344,483, 2.53% - 4%, 10/1/26 - 1/1/42)	$ 17,003	$ 17,000
9/21/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $92,704,033, 3.5% - 4%, 4/25/19 - 9/25/42)	90,017	90,000
9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $136,992,039, 2% - 5%, 5/25/18 - 9/25/41)	133,025	133,000
RBC Capital Markets Corp. at:
0.21%, dated 9/24/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $90,860,420, 2% - 9.3%, 2/1/21 - 9/20/42)	89,016	89,000
0.22%, dated 9/6/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $174,968,593, 2% - 9.5%, 8/1/18 - 10/25/42)	170,030	170,000
UBS Securities LLC at:
0.2%, dated 9/19/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $263,234,044, 1.34% - 4.5%, 3/1/26 - 5/1/42)	258,043	258,000
0.23%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $88,746,770, 2.5% - 4%, 7/1/32 - 12/15/38)	87,004	87,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		17,278,757
Other Repurchase Agreement - 2.7%

Other Repurchase Agreement - 2.7%
With:
Credit Suisse Securities (USA) LLC at:
0.21%, dated 9/28/12 due 10/1/12 (Collateralized by Equity Securities valued at $449,295,214)	416,007	416,000
0.28%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $100,947,117, 0% - 5.5%, 9/1/23 - 6/15/42)	98,005	98,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.31%, dated 9/24/12 due 10/1/12 (Collateralized by Equity Securities valued at $126,368,989)	$ 117,007	$ 117,000
0.38%, dated 9/28/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $63,720,435, 3.92% - 14%, 11/15/12 - 7/9/37)	59,002	59,000
0.85%, dated:
8/1/12 due 10/30/12 (Collateralized by Corporate Obligations valued at $40,017,244, 3.25% - 4%, 10/15/13 - 11/15/29)	37,079	37,000
8/22/12 due 10/30/12 (Collateralized by Equity Securities valued at $6,486,001)	6,010	6,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Corporate Obligations valued at $49,742,932, 0.55%, 2/6/41)	46,102	46,000
8/20/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $49,728,574, 0.55%, 2/6/41)	46,103	46,000
0.9%, dated:
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $46,542,689, 0.36% - 8.39%, 10/15/26 - 6/25/47)	43,097	43,000
7/11/12 due:
10/9/12 (Collateralized by Corporate Obligations valued at $96,310,605, 0.55% - 0.65%, 2/6/41 - 11/29/45)	89,200	89,000
10/15/12 (Collateralized by Corporate Obligations valued at $96,310,224, 0.55%, 2/6/41)	89,214	89,000
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Corporate Obligations valued at $141,741,553, 0.54%, 11/5/41)	131,301	131,000

	Maturity Amount (000s)	Value (000s)
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $95,204,613, 0.55%, 2/6/41)	$ 88,205	$ 88,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $47,601,110, 0.55%, 2/6/41)	44,103	44,000
RBC Capital Markets Co. at:
0.32%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $43,809,051, 5.49% - 6.46%, 7/15/25 - 4/25/42)	42,003	42,000
0.45%, dated 9/25/12 due 10/2/12 (Collateralized by Corporate Obligations valued at $31,322,708, 1% - 7.5%, 5/15/13 - 10/15/25)	29,003	29,000
0.54%, dated 9/10/12 due 10/5/12:
(Collateralized by Corporate Obligations valued at $21,609,608, 2.38% - 8.38%, 11/30/13 - 10/13/59)	20,027	20,000
(Collateralized by Corporate Obligations valued at $53,868,581, 0% - 7%, 10/21/13 - 12/1/45)	50,068	50,000
0.58%, dated 7/5/12 due 10/5/12 (Collateralized by Mortgage Loan Obligations valued at $47,497,505, 0% - 6.5%, 7/25/20 - 7/25/47)	44,065	44,000
TOTAL OTHER REPURCHASE AGREEMENT		1,494,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $56,353,783)	56,353,783
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(304,738)
NET ASSETS - 100%	$ 56,049,045
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $572,000,000 or 1.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $107,979,000. The principle amount of the outstanding reverse repurchase agreements is $108,000,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.66%, 12/27/12	7/18/12	$ 71,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$700,037,000 due 10/01/12 at 0.19%
Barclays Capital, Inc.	$ 415,383
Merrill Lynch, Pierce, Fenner & Smith, Inc.	73,799
UBS Securities LLC	210,855
$ 700,037
$14,444,720,000 due 10/01/12 at 0.22%
BNP Paribas Securities Corp.	$ 548,091
Bank of America NA	3,061,752
Barclays Capital, Inc.	2,363,759
Citibank NA	120,958
Citigroup Global Markets, Inc.	96,388
Credit Agricole CIB New York Branch	939,339
Credit Suisse Securities (USA) LLC	1,702,745
Deutsche Bank Securities, Inc.	304,285
HSBC Securities (USA), Inc.	94,499
ING Financial Markets LLC	185,217
J.P. Morgan Securities, Inc.	459,263
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,109,779
Morgan Stanley & Co., Inc.	132,298
RBC Capital Markets Corp.	536,752
RBS Securities, Inc.	1,712,312
Societe Generale	264,596
Wells Fargo Securities LLC	812,687
$ 14,444,720
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $18,772,757) - See accompanying schedule: Unaffiliated issuers (cost $56,353,783)		$ 56,353,783
Receivable for fund shares sold		16,878
Interest receivable		35,163
Receivable from investment adviser for expense reductions		1,391
Other receivables		229
Total assets		56,407,444

Liabilities
Payable for investments purchased	$ 238,852
Payable for fund shares redeemed	125
Distributions payable	2,233
Accrued management fee	6,419
Distribution and service plan fees payable	317
Payable for reverse repurchase agreement	108,000
Other affiliated payables	1,971
Other payables and accrued expenses	482
Total liabilities		358,399

Net Assets		$ 56,049,045
Net Assets consist of:
Paid in capital		$ 56,048,274
Distributions in excess of net investment income		(8)
Accumulated undistributed net realized gain (loss) on investments		779
Net Assets		$ 56,049,045

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Class I: Net Asset Value, offering price and redemption price per share ($12,686,207 ÷ 12,684,014 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($554,027 ÷ 553,692 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,453,370 ÷ 2,453,301 shares)	$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($90,481 ÷ 90,467 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,234,817 ÷ 1,234,599 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,030,143 ÷ 39,022,908 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 81,329

Expenses
Management fee	$ 36,237
Transfer agent fees	10,331
Distribution and service plan fees	3,302
Accounting fees and expenses	971
Custodian fees and expenses	242
Independent trustees' compensation	92
Registration fees	165
Audit	28
Legal	77
Interest	3
Miscellaneous	247
Total expenses before reductions	51,695
Expense reductions	(8,710)	42,985
Net investment income (loss)		38,344
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		780
Net increase in net assets resulting from operations		$ 39,124

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,344	$ 83,952
Net realized gain (loss)	780	2,330
Net increase in net assets resulting from operations	39,124	86,282
Distributions to shareholders from net investment income	(38,352)	(83,952)
Share transactions - net increase (decrease)	2,823,247	(17,620,631)
Total increase (decrease) in net assets	2,824,019	(17,618,301)

Net Assets
Beginning of period	53,225,026	70,843,327
End of period (including distributions in excess of net investment income of $8 and $0, respectively)	$ 56,049,045	$ 53,225,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.003	.022	.049
Distributions from net investment income	(.001)	(.001)	(.002)	(.003)	(.022)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	.10%	.19%	.33%	2.23%	4.96%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.22%	.23%	.22%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.21%	.22%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.21%	.22%	.20%
Net investment income (loss)	.11% A	.10%	.19%	.29%	2.14%	4.84%
Supplemental Data
Net assets, end of period (in millions)	$ 12,686	$ 15,149	$ 21,761	$ 30,823	$ 11,953	$ 7,810

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class II

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.002	.021	.047
Distributions from net investment income	- E	- E	- E	(.002)	(.021)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.04%	.19%	2.08%	4.81%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.37%	.38%	.37%
Expenses net of fee waivers, if any	.30% A	.29%	.35%	.35%	.37%	.35%
Expenses net of all reductions	.30% A	.29%	.35%	.35%	.37%	.35%
Net investment income (loss)	.01% A	.01%	.04%	.14%	1.99%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 554	$ 828	$ 776	$ 959	$ 1,475	$ 1,363

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class III

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.020	.046
Distributions from net investment income	- E	- E	- E	(.001)	(.020)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.13%	1.98%	4.70%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.30% A	.29%	.38%	.42%	.47%	.45%
Expenses net of all reductions	.30% A	.29%	.38%	.42%	.47%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.07%	1.89%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 2,453	$ 1,543	$ 2,732	$ 2,851	$ 3,539	$ 2,911

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class IV

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.017	.011
Distributions from net investment income	- F	- F	- F	- F	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.04%	1.72%	1.10%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.71%	.71%	.72%	.73%	.73% A
Expenses net of fee waivers, if any	.30% A	.29%	.38%	.49%	.72%	.70% A
Expenses net of all reductions	.30% A	.29%	.38%	.49%	.72%	.70% A
Net investment income (loss)	.01% A	.01%	.01%	-% G	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 65	$ 190	$ 272	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.001	.003	.022	.048
Distributions from net investment income	- E	(.001)	(.001)	(.003)	(.022)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.03%	.05%	.14%	.28%	2.18%	4.91%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.27%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.27%	.25%
Net investment income (loss)	.06% A	.05%	.14%	.24%	2.09%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,235	$ 1,207	$ 1,272	$ 752	$ 600	$ 501

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.004	.023	.013
Distributions from net investment income	(.001)	(.002)	(.003)	(.004)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	.16%	.25%	.39%	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.18%	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14% A	.14%	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14% A	.14%	.14%	.15%	.16%	.14% A
Net investment income (loss)	.17% A	.16%	.25%	.35%	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 39,030	$ 34,433	$ 44,113	$ 37,092	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/12	% of fund's investments 3/31/12	% of fund's investments 9/30/11
1 - 7	39.2	39.1	40.8
8 - 30	17.6	21.6	17.5
31 - 60	10.7	14.7	20.8
61 - 90	7.5	7.9	10.5
91 - 180	18.8	9.3	6.6
> 180	6.2	7.4	3.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/12	3/31/12	9/30/11
Money Market Portfolio	58 Days	48 Days	41 Days
All Taxable Money Market Funds Average*	49 Days	46 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/12	3/31/12	9/30/11
Money Market Portfolio	82 Days	86 Days	79 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Certificates of Deposit 35.2%	Certificates of Deposit 36.8%
Commercial Paper 10.1%	Commercial Paper 18.5%
Variable Rate Demand Notes (VRDNs) 1.0%	Variable Rate Demand Notes (VRDNs) 1.5%
Other Notes 2.6%	Other Notes 5.3%
Treasury Debt 13.3%	Treasury Debt 9.9%
Government Agency Debt 3.5%	Government Agency Debt † 1.7%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Other Instruments 1.4%	Other Instruments 0.0%
Repurchase Agreements 32.4%	Repurchase Agreements 26.8%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities)** (0.6)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	9/30/12	6/30/12	3/31/12	1/3/12	9/27/11

Class I	0.16%	0.18%	0.22%	0.19%	0.12%

Class II	0.01%	0.03%	0.07%	0.04%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.11%	0.13%	0.17%	0.14%	0.07%

Class F	0.20%	0.22%	0.26%	0.23%	0.16%

Institutional Class	0.20%	0.22%	0.26%	0.23%	0.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2012, the most recent period shown in the table, would have been 0.13% for Class I, -0.02% for Class II, -0.12% for Class III, 0.08% for Select Class, 0.19 for Class F and 0.16% for Institutional Class.

Semiannual Report

Money Market Portfolio

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 35.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.0%
Branch Banking & Trust Co.
10/22/12 to 3/28/13	0.36 to 0.42%	$ 445,000	$ 445,000
State Street Bank & Trust Co., Boston
12/14/12	0.20	229,000	229,000
			674,000
London Branch, Eurodollar, Foreign Banks - 5.1%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	266,000	266,004
DNB Bank ASA
1/22/13	0.30	234,000	234,000
HSBC Bank PLC
12/28/12	0.42	218,000	218,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/12	0.43	69,000	69,000
Mizuho Corporate Bank Ltd.
10/9/12 to 10/30/12	0.43 to 0.44	808,000	808,000
National Australia Bank Ltd.
10/11/12 to 1/11/13	0.34 to 0.42 (d)	1,847,000	1,847,000
			3,442,004
New York Branch, Yankee Dollar, Foreign Banks - 29.1%
Bank of Montreal Chicago CD Program
10/9/12 to 9/6/13	0.19 to 0.55 (d)	2,560,500	2,560,500
Bank of Nova Scotia
10/1/12 to 9/12/13	0.31 to 0.66 (d)	1,057,650	1,057,650
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/7/12 to 3/26/13	0.42 to 0.50 (d)	2,851,000	2,851,000
Canadian Imperial Bank of Commerce
10/1/12 to 9/17/13	0.49 to 0.55 (d)	1,411,000	1,411,000
Credit Suisse New York Branch
10/1/12	0.37	499,000	499,000
DnB NOR Bank ASA
1/14/13	0.30	114,000	114,000
Mitsubishi UFJ Trust & Banking Corp.
10/22/12 to 2/21/13	0.43 to 0.55	497,000	497,000
Mizuho Corporate Bank Ltd.
10/2/12 to 1/22/13	0.38 to 0.41	1,950,000	1,950,000
National Bank of Canada
2/4/13 to 2/20/13	0.35 to 0.54 (d)	552,000	552,000
Royal Bank of Canada
12/11/12 to 9/1/13	0.46 to 0.82 (d)	882,000	882,000
Skandinaviska Enskilda Banken
11/8/12	0.36	60,000	60,000
Societe Generale
11/1/12	0.40	903,000	903,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Mitsui Banking Corp.
10/2/12 to 3/26/13	0.38 to 0.44% (d)	$ 2,987,000	$ 2,987,000
Sumitomo Trust & Banking Co. Ltd.
10/9/12 to 11/26/12	0.41 to 0.42	1,453,000	1,453,000
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27	494,000	494,006
Toronto-Dominion Bank
10/19/12 to 3/28/13	0.30 to 0.62 (d)	1,221,000	1,221,000
			19,492,156
TOTAL CERTIFICATE OF DEPOSIT			23,608,160
Financial Company Commercial Paper - 9.4%

Barclays Bank PLC
10/26/12	0.70 (b)	24,000	24,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/19/12 to 10/25/12	0.26	115,000	114,982
Commonwealth Bank of Australia
10/22/12 to 2/4/13	0.27 to 0.40 (d)	455,000	454,856
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	684,000	683,945
DNB Bank ASA
10/1/12 to 1/7/13	0.30 to 0.33	325,000	324,909
General Electric Capital Corp.
1/9/13	0.40	158,000	157,824
JPMorgan Chase & Co.
11/15/12	0.28	171,000	170,940
Nationwide Building Society
11/1/12 to 11/7/12	0.35	293,000	292,905
PNC Bank NA
2/15/13	0.39	143,000	142,788
Skandinaviska Enskilda Banken AB
11/6/12 to 11/28/12	0.36 to 0.37	604,000	603,756
Svenska Handelsbanken, Inc.
10/9/12 to 1/22/13	0.25 to 0.31	554,000	553,675
Swedbank AB
12/4/12 to 12/19/12	0.26 to 0.32	419,000	418,766
Toyota Motor Credit Corp.
2/27/13 to 3/8/13	0.31 to 0.32	178,000	177,761
UBS Finance, Inc.
10/12/12 to 1/31/13	0.30 to 0.40	1,727,000	1,726,442
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
12/17/12 to 12/27/12	0.40%	$ 476,000	$ 475,564
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			6,323,113
Asset Backed Commercial Paper - 0.7%

Ciesco LP (Citibank NA Guaranteed)
11/2/12 to 11/5/12	0.25	138,000	137,969
Govco, Inc. (Liquidity Facility Citibank NA)
11/2/12 to 11/6/12	0.25	196,000	195,953
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
10/16/12 to 10/22/12	0.25 (b)	108,000	107,987
TOTAL ASSET BACKED COMMERCIAL PAPER			441,909
Treasury Debt - 13.3%

U.S. Treasury Obligations - 13.3%
U.S. Treasury Bills
12/27/12 to 8/22/13	0.14 to 0.20 (c)	1,477,300	1,476,402
U.S. Treasury Notes
10/15/12 to 8/31/13	0.14 to 0.24	7,407,140	7,449,332
TOTAL TREASURY DEBT			8,925,734
Other Note - 2.6%

Medium-Term Notes - 2.6%
Royal Bank of Canada
9/1/13 to 9/13/13	0.56 to 0.70 (b)(d)	1,126,000	1,126,000
9/6/13	0.49 (d)	630,000	629,882
TOTAL OTHER NOTE			1,755,882
Variable Rate Demand Note - 1.0%

California - 0.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
10/5/12	0.22 (d)	7,900	7,900
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
10/5/12	0.19 (d)(e)	14,580	14,580

	Yield (a)	Principal Amount (000s)	Value (000s)
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/5/12	0.19% (d)(e)	$ 19,500	$ 19,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.18 (d)(e)	14,000	14,000
Univ. of California Revs. Participating VRDN Putters 3668Z (Liquidity Facility JPMorgan Chase Bank)
10/5/12	0.19 (d)(f)	10,000	10,000
			65,980
Colorado - 0.0%
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
10/5/12	0.21 (d)	11,175	11,175
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/5/12	0.21 (d)	67,000	67,000
District Of Columbia - 0.1%
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.18 (d)	36,445	36,445
Georgia - 0.0%
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (d)	12,000	12,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (d)	43,045	43,045
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (d)	40,600	40,600
			83,645
Louisiana - 0.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (d)	25,000	25,000
New York - 0.4%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
10/5/12	0.21 (d)(e)	58,235	58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
10/5/12	0.19 (d)(e)	24,200	24,200
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
10/5/12	0.22 (d)(e)	62,700	62,700
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
10/5/12	0.26% (d)	$ 30,000	$ 30,000
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
10/5/12	0.19 (d)(e)	9,900	9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
10/5/12	0.19 (d)(e)	13,000	13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
10/5/12	0.19 (d)(e)	33,700	33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
10/5/12	0.19 (d)(e)	29,870	29,870
			261,605
Ohio - 0.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.18 (d)	23,000	23,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (d)(e)	20,200	20,200
			43,200
Texas - 0.1%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
10/5/12	0.23 (d)	17,430	17,430
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
10/5/12	0.19 (d)(e)	20,945	20,945
			38,375
TOTAL VARIABLE RATE DEMAND NOTE			644,425
Government Agency Debt - 3.5%

Federal Agencies - 3.5%
Fannie Mae
2/21/13 to 9/11/14	0.17 to 0.21 (d)	560,825	561,617
Federal Home Loan Bank
11/28/12 to 9/19/13	0.16 to 0.25	1,012,400	1,012,319
Freddie Mac
2/27/13 to 3/11/13	0.15 to 0.16	728,000	727,531
Freddie Mac
11/26/12 to 11/30/12	0.20	80,000	80,026
TOTAL GOVERNMENT AGENCY DEBT			2,381,493
Insurance Company Funding Agreement - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
12/27/12	0.66% (d)(g)	$ 87,000	$ 87,000
Other Instrument - 1.4%

Time Deposits - 1.4%
Royal Bank of Scotland PLC Connecticut Branch
10/1/12 to 10/3/12	0.24	949,000	949,000
Government Agency Repurchase Agreement - 18.8%
	Maturity Amount (000s)
In a joint trading account at:
0.19% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	$ 44,138	44,137
0.22% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	10,028,782	10,028,599
With:
Barclays Capital, Inc. at 0.17%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $541,635,346, 2.5% - 5%, 4/1/26 - 10/1/42)	531,018	531,000
Citibank NA at 0.19%, dated 9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $323,351,946, 1.63% - 7%, 4/1/17 - 8/1/42)	317,012	317,000
Credit Suisse Securities (USA) LLC at:
0.18%, dated:
9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $210,128,204, 0.55% - 6.5%, 5/20/31 - 8/20/42)	204,007	204,000
9/27/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $161,162,107, 4.5% - 5%, 3/15/39 - 4/20/41)	158,006	158,000
0.2%, dated 9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $54,063,130, 4%, 10/20/41)	53,002	53,000
Deutsche Bank Securities, Inc. at 0.2%, dated 9/28/12 due 10/5/12 (Collateralized by U.S. Treasury Obligations valued at $54,590,911, 3.88%, 8/15/40)	53,002	53,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at:
0.18%, dated 9/27/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $107,102,830, 0.19% - 5.15%, 1/10/13 - 12/5/31)	$ 105,004	$ 105,000
0.2%, dated 9/28/12 due 10/4/12 (Collateralized by U.S. Government Obligations valued at $107,101,786, 2.5% - 6%, 6/1/27 - 9/1/42)	105,004	105,000
ING Financial Markets LLC at 0.22%, dated:
9/7/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $21,424,497, 2.53% - 4%, 6/1/26 - 1/1/42)	21,004	21,000
9/21/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $109,184,668, 2% - 5%, 5/25/18 - 8/15/41)	106,020	106,000
9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $160,683,050, 4%, 9/25/41)	156,030	156,000
RBC Capital Markets Corp. at:
0.21%, dated 9/24/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $107,279,774, 2.5% - 4.5%, 9/1/22 - 7/15/42)	105,018	105,000
0.22%, dated 9/6/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $212,192,414, 2.26% - 6%, 1/1/36 - 8/1/42)	208,037	208,000
UBS Securities LLC at:
0.2%, dated 9/19/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $325,409,371, 1.34% - 4.5%, 8/1/22 - 9/1/42)	319,053	319,000
0.23%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $106,084,270, 4%, 6/15/38 - 3/20/42)	104,005	104,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		12,617,736
Other Repurchase Agreement - 13.6%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 13.6%
With:
Barclays Capital, Inc. at:
0.39%, dated 9/25/12 due 10/2/12 (Collateralized by Equity Securities valued at $49,683,240)	$ 46,003	$ 46,000
0.43%, dated 9/28/12 due 10/1/12 (Collateralized by Municipal Bond Obligations valued at $96,771,227, 0.16% - 6.4%, 4/1/13 - 6/1/48)	91,003	91,000
BNP Paribas Securities Corp. at:
0.32%, dated:
9/26/12 due 10/3/12 (Collateralized by Corporate Obligations valued at $32,551,448, 0.7% - 6.22%, 11/22/12 - 9/15/42)	31,002	31,000
9/27/12 due 10/4/12 (Collateralized by Corporate Obligations valued at $31,501,421, 1.65% - 7%, 1/30/14 - 5/15/33)	30,002	30,000
0.53%, dated 9/25/12 due 10/2/12 (Collateralized by Corporate Obligations valued at $33,482,958, 5% - 7.88%, 4/15/14 - 6/15/33)	31,003	31,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated:
9/28/12 due 10/1/12 (Collateralized by Equity Securities valued at $394,213,399)	365,006	365,000
9/28/12 due 10/1/12 (Collateralized by Equity Securities valued at $414,734,063)	384,007	384,000
0.28%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $119,484,200, 0% - 10.5%, 2/1/17 - 1/1/41)	116,006	116,000
0.31%, dated 9/24/12 due 10/1/12 (Collateralized by Equity Securities valued at $149,050,629)	138,008	138,000
0.85%, dated 8/1/12 due 10/30/12 (Collateralized by Corporate Obligations valued at $48,669,621, 0.25% - 3.75%, 6/1/14 - 11/15/35)	45,096	45,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Corporate Obligations valued at $60,557,051, 0.44% - 5.58%, 4/25/36 - 9/25/47)	56,125	56,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.89%, dated:
8/20/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $61,619,668, 0.35% - 0.44%, 9/25/35 - 9/25/47)	$ 57,128	$ 57,000
8/22/12 due 11/6/12 (Collateralized by Corporate Obligations valued at $7,567,044, 6.93% - 7.76%, 5/15/17 - 9/15/31)	7,013	7,000
0.9%, dated:
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $59,530,703, 0.55%, 2/6/41)	55,124	55,000
7/11/12 due:
10/9/12 (Collateralized by Corporate Obligations valued at $119,035,805, 0.80% - 0.84%, 11/3/44)	110,248	110,000
10/15/12 (Collateralized by Corporate Obligations valued at $119,034,774, 0.54% - 0.80%, 11/5/41 - 11/3/44)	110,264	110,000
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Corporate Obligations valued at $177,447,420, 0.54% - 1.29%, 4/12/39 - 11/3/44)	164,377	164,000
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $119,004,614, 0.84%, 11/3/44)	110,256	110,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $59,501,986, 0.55%, 2/6/41)	55,129	55,000
ING Financial Markets LLC at 0.22%, dated 9/28/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $551,260,107, 0% - 12%, 11/15/12 - 3/15/72)	525,010	525,000
J.P. Morgan Clearing Corp. at:
0.63%, dated 7/20/12 due 10/18/12 (Collateralized by Equity Securities valued at $78,358,111)	72,113	72,000
0.69%, dated 9/13/12 due 12/12/12 (Collateralized by Equity Securities valued at $172,879,252)	159,274	159,000

	Maturity Amount (000s)	Value (000s)
0.7%, dated 7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $314,546,285, 0.75% - 4.00%, 6/1/13 - 12/15/37)	$ 289,511	$ 289,000
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $172,887,419, 0.25% - 4.75%, 5/15/14 - 11/1/30)	159,419	159,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $157,123,206)	144,623	144,000
J.P. Morgan Securities, Inc. at:
0.29%, dated 9/26/12 due 10/3/12 (Collateralized by U.S. Government Obligations valued at $843,583,738, 0.02% - 52.98%, 4/25/23 - 9/25/42)	819,046	819,000
0.36%, dated 9/25/12 due 10/2/12 (Collateralized by Corporate Obligations valued at $113,406,000, 1.4% - 9.38%, 6/28/13 - 12/15/66)	108,008	108,000
0.47%, dated 9/17/12 due 10/5/12 (Collateralized by Mortgage Loan Obligations valued at $172,825,102, 0.35% - 6.07%, 12/25/20 - 3/12/51)	160,063	160,000
0.66%, dated 9/25/12 due 10/2/12 (Collateralized by Mortgage Loan Obligations valued at $33,482,407, 0.52% - 6.08%, 11/25/33 - 6/11/49)	31,004	31,000
0.8%, dated 9/17/12 due 12/17/12 (Collateralized by Mortgage Loan Obligations valued at $172,843,699, 0.37% - 3.42%, 6/19/35 - 5/25/47)	160,324	160,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $122,062,569, 0.49% - 7.62%, 7/15/27 - 11/10/45)	113,520	113,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.18%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $383,165,747, 0.8% - 6.48%, 6/25/38 - 1/20/62)	372,006	372,000
0.23%, dated 9/28/12 due 10/1/12 (Collateralized by Equity Securities valued at $2,000,198,410)	1,852,035	1,852,000
0.58%, dated 9/28/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $966,646,719, 0% - 48.22%, 11/17/13 - 8/15/56)	895,043	895,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.32%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $52,056,038, 0% - 6.97%, 7/15/25 - 4/25/42)	$ 50,003	$ 50,000
0.45%, dated 9/25/12 due 10/2/12 (Collateralized by Corporate Obligations valued at $37,296,519, 1% - 6%, 5/15/13 - 12/15/37)	35,003	35,000
0.54%, dated 9/10/12 due 10/5/12:
(Collateralized by Corporate Obligations valued at $27,000,515, 2% - 11.5%, 3/25/13 - 3/1/41)	25,034	25,000
(Collateralized by Corporate Obligations valued at $65,072,770, 0% - 7%, 8/15/14 - 7/1/47)	61,083	61,000
0.58%, dated 7/5/12 due 10/5/12 (Collateralized by Mortgage Loan Obligations valued at $61,583,710, 0% - 6%, 8/26/33 - 10/28/47)	57,084	57,000
RBS Securities, Inc. at:
0.66%, dated 9/10/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $162,795,975, 2.5% - 3%, 7/15/42 - 8/15/42)	158,087	158,000
0.95%, dated:
9/17/12 due 10/17/12 (Collateralized by Corporate Obligations valued at $252,842,858, 0% - 15%, 10/1/12 - 6/15/45)	240,190	240,000
9/21/12 due 10/19/12 (Collateralized by U.S. Government Obligations valued at $131,866,440, 1.25% - 5.75%, 8/25/17 - 8/15/42)	128,095	128,000
Royal Bank of Scotland PLC at:
0.66%, dated 9/10/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $168,731,070, 0.7% - 6.99%, 8/12/14 - 5/10/43)	158,087	158,000
0.95%, dated 8/30/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $206,437,952, 0.37% - 8.15%, 8/1/14 - 2/25/47)	191,161	191,000

	Maturity Amount (000s)	Value (000s)
UBS Securities LLC at:
0.62%, dated:
7/20/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $54,353,860, 0.25% - 6%, 10/15/14 - 5/1/32)	$ 50,078	$ 50,000
8/21/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $51,038,378, 1% - 6.5%, 5/15/13 - 6/15/38)	47,073	47,000
0.65%, dated 7/9/12 due 10/4/12 (Collateralized by Corporate Obligations valued at $77,878,851, 0.75% - 13%, 2/1/13 - 5/15/41)	72,113	72,000
TOTAL OTHER REPURCHASE AGREEMENT		9,131,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $66,865,452)	66,865,452
NET OTHER ASSETS (LIABILITIES) - 0.4%	256,796
NET ASSETS - 100%	$ 67,122,248
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,257,987,000 or 1.9% of net assets.

(c) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $69,986,000. The principal amount of the outstanding reverse repurchase agreement is $70,000,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.66%, 12/27/12	7/18/12	$ 87,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$44,137,000 due 10/01/12 at 0.19%
Barclays Capital, Inc.	$ 26,190
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,653
UBS Securities LLC	13,294
$ 44,137
$10,028,599,000 due 10/01/12 at 0.22%
BNP Paribas Securities Corp.	$ 380,526
Bank of America NA	2,125,697
Barclays Capital, Inc.	1,641,097
Citibank NA	83,978
Citigroup Global Markets, Inc.	66,920
Credit Agricole CIB New York Branch	652,159
Credit Suisse Securities (USA) LLC	1,182,172
Deutsche Bank Securities, Inc.	211,257
HSBC Securities (USA), Inc.	65,608
ING Financial Markets LLC	128,591
J.P. Morgan Securities, Inc.	318,854
Merrill Lynch, Pierce, Fenner & Smith, Inc.	770,491
Morgan Stanley & Co., Inc.	91,851
RBC Capital Markets Corp.	372,653
RBS Securities, Inc.	1,188,815
Societe Generale	183,702
Wells Fargo Securities LLC	564,228
$ 10,028,599
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $21,748,736) - See accompanying schedule: Unaffiliated issuers (cost $66,865,452)		$ 66,865,452
Receivable for investments sold		281,958
Receivable for fund shares sold		179,912
Interest receivable		49,968
Receivable from investment adviser for expense reductions		1,819
Other receivables		653
Total assets		67,379,762

Liabilities
Payable for investments purchased	$ 99,938
Payable for fund shares redeemed	73,780
Distributions payable	2,203
Accrued management fee	7,800
Distribution and service plan fees payable	319
Payable for reverse repurchase agreement	70,000
Other affiliated payables	2,530
Other payables and accrued expenses	944
Total liabilities		257,514

Net Assets		$ 67,122,248
Net Assets consist of:
Paid in capital		$ 67,121,674
Accumulated undistributed net realized gain (loss) on investments		574
Net Assets		$ 67,122,248

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Class I: Net Asset Value, offering price and redemption price per share ($25,788,985 ÷ 25,781,850 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($156,394 ÷ 156,368 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,521,713 ÷ 2,522,400 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($549,501 ÷ 549,365 shares)	$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($1,825,514 ÷ 1,825,511 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,280,141 ÷ 36,269,678 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 115,512

Expenses
Management fee	$ 44,438
Transfer agent fees	13,449
Distribution and service plan fees	2,995
Accounting fees and expenses	1,082
Custodian fees and expenses	331
Independent trustees' compensation	111
Registration fees	254
Audit	22
Legal	89
Interest	1
Miscellaneous	249
Total expenses before reductions	63,021
Expense reductions	(10,789)	52,232
Net investment income (loss)		63,280
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		575
Net increase in net assets resulting from operations		$ 63,855

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,280	$ 111,305
Net realized gain (loss)	575	656
Net increase in net assets resulting from operations	63,855	111,961
Distributions to shareholders from net investment income	(63,277)	(111,308)
Share transactions - net increase (decrease)	5,898,617	(5,558,233)
Total increase (decrease) in net assets	5,899,195	(5,557,580)

Net Assets
Beginning of period	61,223,053	66,780,633
End of period (including distributions in excess of net investment income of $0 and $3, respectively)	$ 67,122,248	$ 61,223,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.005	.023	.049
Distributions from net investment income	(.001)	(.002)	(.002)	(.005)	(.023)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	.17%	.23%	.47%	2.37%	5.01%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.22%	.23%	.22%
Expenses net of fee waivers, if any	.18% A	.18%	.18%	.19%	.20%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.19%	.20%	.18%
Net investment income (loss)	.18% A	.16%	.23%	.45%	2.31%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 25,789	$ 24,209	$ 31,063	$ 34,386	$ 35,613	$ 28,573

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class II

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.003	.022	.047
Distributions from net investment income	- E	- E	(.001)	(.003)	(.022)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.03%	.08%	.31%	2.21%	4.85%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.37%	.38%	.37%
Expenses net of fee waivers, if any	.33% A	.32%	.33%	.34%	.35%	.33%
Expenses net of all reductions	.33% A	.32%	.33%	.34%	.35%	.33%
Net investment income (loss)	.03% A	.03%	.08%	.30%	2.16%	4.70%
Supplemental Data
Net assets, end of period (in millions)	$ 156	$ 207	$ 420	$ 835	$ 680	$ 699

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class III

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.002	.021	.046
Distributions from net investment income	- E	- E	- E	(.002)	(.021)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.22%	2.11%	4.74%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.35% A	.33%	.40%	.44%	.45%	.43%
Expenses net of all reductions	.35% A	.33%	.40%	.44%	.45%	.43%
Net investment income (loss)	.01% A	.01%	.01%	.21%	2.06%	4.49%
Supplemental Data
Net assets, end of period (in millions)	$ 2,522	$ 2,398	$ 3,524	$ 3,766	$ 4,184	$ 5,256

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.004	.023	.048
Distributions from net investment income	(.001)	(.001)	(.002)	(.004)	(.023)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.07%	.11%	.18%	.42%	2.31%	4.96%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.23% A	.23%	.23%	.24%	.25%	.23%
Expenses net of all reductions	.23% A	.23%	.23%	.24%	.25%	.23%
Net investment income (loss)	.13% A	.11%	.18%	.40%	2.25%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 577	$ 2,161	$ 622	$ 619	$ 1,626

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.003
Distributions from net investment income	(.001)	(.002)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.11%	.21%	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15% A	.15%	.15%	.16% A
Expenses net of fee waivers, if any	.14% A	.14%	.14%	.15% A
Expenses net of all reductions	.14% A	.14%	.14%	.15% A
Net investment income (loss)	.22% A	.20%	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,826	$ 1,547	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.005	.024	.013
Distributions from net investment income	(.001)	(.002)	(.003)	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.11%	.21%	.27%	.51%	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.18%	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14% A	.14%	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14% A	.14%	.14%	.15%	.16%	.14% A
Net investment income (loss)	.22% A	.20%	.27%	.49%	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 36,280	$ 32,286	$ 28,790	$ 24,674	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/12	% of fund's investments 3/31/12	% of fund's investments 9/30/11
1 - 7	69.5	80.3	87.3
8 - 30	3.9	1.3	1.8
31 - 60	3.8	2.7	1.6
61 - 90	8.3	4.7	2.3
91 - 180	6.4	8.9	3.0
> 180	8.1	2.1	4.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/12	3/31/12	9/30/11
Tax-Exempt Portfolio	44 Days	26 Days	22 Days
All Tax-Free Money Market Funds Average*	38 Days	28 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/12	3/31/12	9/30/11
Tax-Exempt Portfolio	44 Days	26 Days	22 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Variable Rate Demand Notes (VRDNs) 65.5%	Variable Rate Demand Notes (VRDNs) 75.3%
Other Municipal Debt 32.5%	Other Municipal Debt 23.4%
Investment Companies 2.1%	Investment Companies 0.8%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities) 0.5%

Current and Historical Seven-Day Yields
	9/30/12	6/30/12	3/31/12	1/2/12	10/3/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2012, the most recent period shown in the table, would have been -0.03% for Class I, -0.18% for Class II, -0.28% for Class III and -0.08% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.5%
	Principal Amount (000s)	Value (000s)
Alabama - 2.7%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,230	$ 5,230
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 D, 0.22% 10/1/12, VRDN (c)	7,000	7,000
Series 1995 E, 0.24% 10/1/12, VRDN (c)	10,500	10,500
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.19% 10/1/12, VRDN (c)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.18% 10/5/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.21% 10/1/12, VRDN (c)	18,000	18,000
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,915	15,915
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.19% 10/5/12, LOC UBS AG, VRDN (c)	9,265	9,265
		82,460
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.17% 10/5/12, LOC Bank of America NA, VRDN (c)	3,400	3,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Series ROC II R 11980 X, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,030	3,030
		14,430

	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.22% 10/5/12, LOC Bank of America NA, VRDN (c)	$ 14,490	$ 14,490
California - 3.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.2% 10/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,200	1,200
California Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4209, 0.2% 10/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,800	12,800
California Gen. Oblig. Participating VRDN Series Putters 4265, 0.21% 10/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	15,000	15,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3248, 0.21% 10/5/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,900	1,900
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 A, 0.17% 10/5/12, LOC Union Bank of California, VRDN (c)	1,500	1,500
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,000	2,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.17% 10/1/12, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,000	18,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.21% 10/5/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	8,500	8,500
Series Putters 4200, 0.21% 10/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,895	1,895
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series ROC II R 12322, 0.19% 10/1/12 (Liquidity Facility Citibank NA) (c)(f)	12,300	12,300
Series ROC II R 12326, 0.19% 10/1/12 (Liquidity Facility Citibank NA) (c)(f)	4,435	4,435
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,400	1,400
Orange County Apt. Dev. Rev. (Riverbend Apts. Proj.) Series 1999 B, 0.19% 10/5/12, LOC Freddie Mac, VRDN (c)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.25% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	$ 4,980	$ 4,980
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 10/5/12, LOC Union Bank of California, VRDN (c)	2,000	2,000
		89,410
Colorado - 3.4%
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.2% 10/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,250	12,250
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.21% 10/1/12, LOC Wells Fargo Bank NA, VRDN (c)	16,995	16,995
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Series EGL 07 0040, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	11,700	11,700
Series ROC II R 12312, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	6,700	6,700
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.2% 10/5/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	16,010	16,010
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	14,110	14,110
Series 2008 A2, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,090	9,090
		102,855
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series D, 0.21% 10/1/12, LOC Wells Fargo Bank NA, VRDN (c)	2,400	2,400
Participating VRDN Series Putters 3363, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
		4,715
Delaware - 0.1%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200

	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.1%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,155	$ 7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.23% 10/5/12, LOC Bank of America NA, VRDN (c)	1,920	1,920
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	4,000	4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.18% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	19,200	19,200
		32,275
Florida - 6.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.):
Series 2004 C, 0.2% 10/1/12, LOC Bank of America NA, VRDN (c)	14,065	14,065
Series 2008 A, 0.19% 10/1/12, LOC Bank of America NA, VRDN (c)	3,600	3,600
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	20,330	20,330
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.23% 10/5/12, LOC Bank of America NA, VRDN (c)	12,800	12,800
Florida Board of Ed. Participating VRDN Series MT 787, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	10,230	10,230
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,005	15,005
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.2% 10/5/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.18% 10/5/12, LOC Fannie Mae, VRDN (c)	1,050	1,050
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series Putters 4235, 0.2% 10/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.21% 10/5/12, LOC Bank of America NA, VRDN (c)	$ 19,495	$ 19,495
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.19% 10/5/12, LOC Bank of America NA, VRDN (c)	2,900	2,900
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.21% 10/5/12, LOC Bank of America NA, VRDN (c)	6,865	6,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.18% 10/5/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.19% 10/5/12, LOC Northern Trust Co., VRDN (c)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.21% 10/5/12, LOC Bank of America NA, VRDN (c)	18,245	18,245
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.28% 10/5/12, LOC Bank of America NA, VRDN (c)	2,200	2,200
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	6,930	6,930
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	5,475	5,475
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.19% 10/1/12 (Liquidity Facility Citibank NA) (c)(f)	16,190	16,190
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,975	7,975
		194,550
Georgia - 1.4%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.18% 10/5/12, LOC Freddie Mac, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	2,600	2,600
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.19% 10/5/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,620	6,620

	Principal Amount (000s)	Value (000s)
Series WF 11 134C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 11,560	$ 11,560
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	12,375	12,375
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.16% 10/5/12, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 B, 0.16% 10/5/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,100	3,100
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	3,120	3,120
		42,875
Hawaii - 0.8%
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,665	4,665
Series ROC II R 11021 PB, 0.26% 10/5/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	20,160	20,160
		24,825
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.19% 10/5/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	3,030	3,030
Illinois - 5.6%
Chicago Wtr. Rev.:
Series 2004 A1, 0.19% 10/5/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	22,250	22,250
Series 2004 A2, 0.19% 10/5/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,480	19,480
DuPage County Rev. (Morton Arboretum Proj.) 0.19% 10/5/12, LOC Bank of America NA, VRDN (c)	24,050	24,050
Illinois Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 12278, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,195	3,195
Illinois Fin. Auth. Rev.:
(Concordia Univ. Proj.) Series 2009, 0.19% 10/5/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	14,700	14,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Museum of Science & Industry Proj.) Series 2009 C, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (c)	$ 9,270	$ 9,270
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.18% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
(Provena Health Proj.) Series 2010 D, 0.19% 10/5/12, LOC Union Bank of California, VRDN (c)	2,900	2,900
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.19% 10/1/12, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Participating VRDN:
Series BC 11 16B, 0.2% 10/5/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series EGL 06 115, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,615	3,615
Series Putters 3174, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,130	1,130
Series Putters 3378, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2011 B, 0.19% 10/1/12, LOC Wells Fargo Bank NA, VRDN (c)	2,715	2,715
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.25% 10/5/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	4,500	4,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series MT 773, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.19% 10/5/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	1,400	1,400
Series MS 3216, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000	10,000
Series MS 3219, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	15,000	15,000
Series MS 3297, 0.18% 10/5/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	5,495	5,495
		167,340

	Principal Amount (000s)	Value (000s)
Indiana - 0.7%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 9,135	$ 9,135
Indiana Fin. Auth. Rev. (Ascension Health Proj.) 0.18% 10/5/12, VRDN (c)	5,000	5,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.2% 10/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,425	5,425
		19,560
Iowa - 0.2%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.18% 10/5/12, LOC Northern Trust Co., VRDN (c)	7,255	7,255
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.18% 10/5/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.2% 10/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,230	2,230
		8,530
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007, 0.19% 10/1/12, VRDN (c)	3,100	3,100
Series 2010, 0.17% 10/5/12, VRDN (c)	14,000	14,000
(C-Port LLC Proj.) Series 2008, 0.22% 10/5/12, LOC Bank of America NA, VRDN (c)	3,450	3,450
		27,215
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.18% 10/5/12, LOC Fannie Mae, VRDN (c)	1,900	1,900
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		9,685
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 3.2%
Massachusetts Bay Trans. Auth. Series 1999, 0.23% 10/5/12 (Massachusetts Gen. Oblig. Guaranteed), VRDN (c)	$ 4,325	$ 4,325
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.21% 10/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	66,850	66,850
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 07 0092, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series ROC II R 11537, 0.26% 10/5/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	1,995	1,995
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
		95,800
Michigan - 0.5%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.19% 10/5/12, LOC Comerica Bank, VRDN (c)	5,480	5,480
Eastern Michigan Univ. Revs. Series 2009 B, 0.21% 10/1/12, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.21% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		14,300
Minnesota - 0.3%
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.18% 10/5/12, LOC Fannie Mae, VRDN (c)	8,150	8,150

	Principal Amount (000s)	Value (000s)
Mississippi - 0.5%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.18% 10/1/12, VRDN (c)	$ 4,600	$ 4,600
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.19% 10/5/12, LOC Bank of America NA, VRDN (c)	10,150	10,150
		14,750
Missouri - 1.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2011 B:
0.2% 10/1/12, LOC Northern Trust Co., VRDN (c)	2,000	2,000
0.23% 10/1/12, LOC Bank of America NA, VRDN (c)	17,400	17,400
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.18% 10/5/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	9,745	9,745
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.19% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,200	5,200
		42,345
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series WF 11 143C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	9,795	9,795
Nevada - 1.1%
Clark County Arpt. Rev. Series 2008 D 2B, 0.19% 10/5/12, LOC Royal Bank of Canada, VRDN (c)	3,200	3,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	6,100	6,100
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,785	12,785
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.18% 10/5/12, LOC Union Bank of California, VRDN (c)	10,900	10,900
		32,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% 10/5/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 15,070	$ 15,070
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
		18,070
New York - 3.5%
New York City Gen. Oblig. Series 2006 I5, 0.22% 10/1/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	14,525	14,525
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11916, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	1,245	1,245
Series 2012 B, 0.2% 10/1/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	2,400	2,400
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.2% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series WF 11-21C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,000	1,000
Series 2013 A6, 0.2% 10/1/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	21,900	21,900
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,225	2,225
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.17% 10/5/12, LOC Bank of America NA, VRDN (c)	13,000	13,000
Participating VRDN Series EGL 07 0003, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425

	Principal Amount (000s)	Value (000s)
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,185	$ 3,185
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.2% 10/5/12, LOC Bank of America NA, VRDN (c)	1,900	1,900
		104,965
North Carolina - 2.9%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	2,740	2,740
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.2% 10/5/12, LOC Bank of America NA, VRDN (c)	4,580	4,580
(High Point Univ. Rev.) Series 2006, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2010, 0.16% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	14,600	14,600
Participating VRDN:
Series EGL 06 0139, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900
Series EGL 07 0015, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.19% 10/5/12, LOC Bank of America NA, VRDN (c)	5,575	5,575
North Carolina Gen. Oblig. Series 2002 E, 0.19% 10/5/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,800	3,800
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Series 2009 C, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	16,315	16,315
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.4% 10/5/12, LOC Cr. Industriel et Commercial, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
		86,565
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.18% 10/5/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,210	5,210
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (c)	70	70
Ohio Higher Edl. Facility Commission Rev. Series 2008 B2, 0.2% 10/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
		18,080
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.2% 10/5/12 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	1,795	1,795
Oregon - 0.4%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.19% 10/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,615	8,615
		11,615
Pennsylvania - 0.7%
Haverford Township School District Series 2009, 0.18% 10/5/12, LOC TD Banknorth, NA, VRDN (c)	965	965
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.18% 10/5/12, LOC Fannie Mae, VRDN (c)	9,170	9,170
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510

	Principal Amount (000s)	Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series WF 11 26C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 2,000	$ 2,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
		21,645
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.21% 10/1/12, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	17,400	17,400
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.19% 10/5/12, LOC Bank of America NA, VRDN (c)	7,969	7,969
(Newberry College Proj.) Series 2008, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	11,565	11,565
		41,934
Tennessee - 1.4%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Series 2009 E8A, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Series E7A, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	5,190	5,190
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.28% 10/5/12, LOC Bank of America NA, VRDN (c)	3,800	3,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.19% 10/5/12, LOC Bank of America NA, VRDN (c)	23,895	23,895
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.19% 10/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
		41,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - 11.1%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.19% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 10,170	$ 10,170
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.19% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,135	10,135
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,485	3,485
Birdville Independent School District Participating VRDN Series MT 720, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	6,000	6,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.19% 10/5/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,630	2,630
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	19,055	19,055
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,835	14,835
Series Putters 3742, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.23% 10/5/12, LOC Bank of America NA, VRDN (c)	1,900	1,900
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.22% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.2% 10/5/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,385	10,385
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.17% 10/5/12 (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	2,900	2,900
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.18% 10/1/12 (Exxon Mobil Corp. Guaranteed), VRDN (c)	15,200	15,200

	Principal Amount (000s)	Value (000s)
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.21% 10/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 40,000	$ 40,000
Series ROC II R 10360, 0.19% 10/1/12 (Liquidity Facility Citibank NA) (c)(f)	28,695	28,695
Houston Arpt. Sys. Rev. Series 2010, 0.19% 10/5/12, LOC Barclays Bank PLC, VRDN (c)	10,345	10,345
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Series ROC II R 12324, 0.19% 10/1/12 (Liquidity Facility Citibank NA) (c)(f)	5,360	5,360
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,000	5,000
Leander Independent School District Participating VRDN Series BC 10 28W, 0.2% 10/5/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
Mesquite Independent School District Series 2003 A, 0.18% 10/5/12 (Permanent School Fund of Texas Guaranteed), VRDN (c)	3,970	3,970
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.25% 10/5/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	5,460	5,460
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 10/1/12, VRDN (c)	$ 6,125	$ 6,125
Series 2010 B, 0.2% 10/1/12, VRDN (c)	11,600	11,600
Series 2010 D, 0.2% 10/1/12, VRDN (c)	2,550	2,550
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) 0.18% 10/1/12, VRDN (c)	4,350	4,350
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.2% 10/5/12 (Total SA Guaranteed), VRDN (c)	4,100	4,100
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3688Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,605	4,605
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.18% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	5,200	5,200
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,500	4,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (c)	2,405	2,405
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.2% 10/5/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	4,575	4,575
Texas Gen. Oblig. Participating VRDN:
Series MT 784, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	3,345	3,345
Series SG 152, 0.23% 10/1/12 (Liquidity Facility Societe Generale) (c)(f)	9,970	9,970
Series Solar 06 57, 0.19% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,125	9,125
		331,860

	Principal Amount (000s)	Value (000s)
Utah - 0.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,110	$ 2,110
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,530	5,530
Weber County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.2% 10/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	11,500	11,500
		19,140
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.19% 10/5/12, LOC Branch Banking & Trust Co., VRDN (c)	3,950	3,950
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.19% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,600	3,600
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.2% 10/5/12 (Liquidity Facility Citibank NA) (c)(f)	2,125	2,125
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.18% 10/5/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,915	2,915
		18,100
Washington - 4.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.19% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,335	3,335
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.2% 10/5/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN:
Series BC 12 1, 0.2% 10/5/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,710	3,710
Series BC 12 7WX, 0.2% 10/5/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,500	5,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Univ. of Washington Univ. Revs. Participating VRDN: - continued
Series Solar 07 94, 0.19% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 18,304	$ 18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (c)	6,945	6,945
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.19% 10/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	37,230	37,230
Series GS 06 7T, 0.19% 10/5/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	22,460	22,460
Series Putters 3054, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,035	3,035
Series Putters 3539, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 10/5/12, LOC Union Bank of California, VRDN (c)	5,400	5,400
Participating VRDN Series Putters 4728, 0.21% 10/5/12 (Liquidity Facility Bank of America NA) (c)(f)	1,700	1,700
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.22% 10/1/12, LOC Bank of America NA, VRDN (c)	13,700	13,700
		135,429
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.19% 10/5/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	15,800	15,800
Series 2009 B, 0.19% 10/5/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	6,500	6,500
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.19% 10/2/12, LOC Branch Banking & Trust Co., VRDN (c)	10,900	10,900
		33,200

	Principal Amount (000s)	Value (000s)
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.21% 10/5/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 7,300	$ 7,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.19% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,545	1,545
		10,845
TOTAL VARIABLE RATE DEMAND NOTE		1,963,053
Other Municipal Debt - 32.5%

Arizona - 0.5%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 5% 7/1/13	2,135	2,211
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.2% 12/4/12, LOC Wells Fargo Bank NA, CP	6,400	6,400
Pima County Gen. Oblig. Bonds Series 2012 A, 1% 7/1/13	1,300	1,307
		15,418
California - 5.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/13	1,500	1,542
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	4,100	4,100
California Gen. Oblig. RAN:
Series A2, 2.5% 6/20/13	4,000	4,059
2.5% 5/30/13	35,000	35,500
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	1,700	1,710
Series 2012 E, 2% 3/1/13	7,655	7,711
Series 2012 G, 2% 3/1/13	7,100	7,152
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,400	1,418
Los Angeles County Gen. Oblig. TRAN:
Series 2012 A, 2% 2/28/13	15,000	15,111
Series 2012 B, 2% 3/29/13	15,500	15,638
Los Angeles Dept. Arpt. Rev. Series D4, 0.19% 10/25/12, LOC Wells Fargo Bank NA, CP	3,300	3,300
Los Angeles Gen. Oblig. TRAN Series 2012 B, 2% 3/28/13	7,900	7,970
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District TRAN Series 2012 A2, 1% 2/28/13	$ 11,200	$ 11,238
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.19% 11/8/12, LOC Wells Fargo Bank NA, CP	4,200	4,200
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	6,800	6,861
Series 2012 B, 2% 6/28/13	3,000	3,040
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	2,600	2,634
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,100	3,100
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.19% 12/5/12, LOC Wells Fargo Bank NA, CP	5,900	5,900
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,500	7,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	11,700	11,901
		161,585
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13 (b)	1,700	1,712
District Of Columbia - 1.2%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.2% tender 10/19/12, LOC JPMorgan Chase Bank, CP mode	6,600	6,600
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.2% 12/6/12, LOC JPMorgan Chase Bank, CP	31,000	31,000
		37,600
Florida - 1.6%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2004 B, 5% 6/1/13	1,400	1,444
Series 2012 A, 5% 6/1/13	5,200	5,366
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series 1997 B, 6% 7/1/13	1,000	1,043
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.2% 10/4/12, LOC JPMorgan Chase Bank, CP	6,500	6,500
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	2,575	2,672

	Principal Amount (000s)	Value (000s)
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.19% 10/11/12, LOC State Street Bank & Trust Co., Boston, CP	$ 27,600	$ 27,600
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Bonds Series 2011, 5% 10/1/12	1,060	1,060
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.28%, tender 4/26/13 (c)	1,900	1,900
		47,585
Georgia - 0.1%
DeKalb County Wtr. & Swr. Rev. Bonds Series 2006 B, 5% 10/1/12	2,000	2,000
Georgia Gen. Oblig. Bonds Series 2009 G, 4% 11/1/12	1,400	1,404
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	1,000	1,017
		4,421
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	19,900	20,164
Indiana - 0.2%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2:
0.18% tender 11/15/12, CP mode	2,300	2,300
0.19% tender 11/15/12, CP mode	2,700	2,700
		5,000
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.21% 9/1/13 (c)	1,000	1,000
Maryland - 0.9%
Baltimore County Gen. Oblig.:
Series 2011 Q:
0.18% 10/15/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,900	4,900
0.19% 11/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	5,300	5,300
0.19% 11/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	6,500	6,500
Series 2011, 0.18% 12/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,200	2,200
Maryland Gen. Oblig. Bonds:
First Series 2003 A, 5.25% 3/1/13	900	919
First Series 2005 B, 5% 2/15/13	1,350	1,374
First Series 2007, 5% 3/15/13	2,990	3,055
Maryland Trans. Auth. Grant Rev. Bonds:
Series 2007, 5% 3/1/13	1,500	1,530
Series 2008, 5% 3/1/13	900	918
		26,696
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.9%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.27%, tender 4/26/13 (c)	$ 9,700	$ 9,700
0.27%, tender 4/26/13 (c)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 10/9/12, CP mode	7,325	7,325
0.18% tender 12/3/12, CP mode	4,455	4,455
		26,620
Minnesota - 0.6%
Minnesota Gen. Oblig. Bonds Series 2009 H, 5% 11/1/12 (Escrowed to Maturity)	1,000	1,004
Minnesota Pub. Facilities Auth. Rev. Bonds Series 2010 A, 5% 3/1/13	2,325	2,371
Univ. of Minnesota Gen. Oblig. Series 2007 C:
0.18% 10/9/12, CP	1,000	1,000
0.18% 10/9/12, CP	9,200	9,200
0.18% 12/5/12, CP	1,400	1,400
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.18% 12/4/12, CP	3,000	3,000
		17,975
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	2,200	2,226
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series A:
0.18% 11/1/12, CP	10,500	10,500
0.19% 11/7/12, CP	10,850	10,850
0.19% 11/8/12, CP	6,350	6,350
Omaha Pub. Pwr. District Elec. Rev.:
Series 2012 A, 0.19% 10/1/12, CP	7,700	7,700
Series A, 0.19% 10/16/12, CP	15,000	15,000
		50,400
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.18% 10/9/12, LOC JPMorgan Chase Bank, CP	3,500	3,500
New York - 1.1%
New York Pwr. Auth. Series 2:
0.18% 10/19/12, CP	4,195	4,195
0.19% 12/6/12, CP	14,640	14,640
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	8,500	8,577
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	4,600	4,624
		32,036

	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.18% 11/14/12, CP	$ 1,600	$ 1,600
North Carolina - 0.6%
Mecklenburg County Gen. Oblig. Bonds Series 2011 A, 3% 10/1/12	5,000	5,000
North Carolina Gen. Oblig. Bonds Series 2003 B, 5% 4/1/13	1,000	1,024
Raleigh Gen. Oblig. Bonds Series 2012 B, 2% 4/1/13	4,700	4,743
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/13	2,000	2,040
Winston-Salem Ltd. Oblig. Bonds Series 2012 A, 2% 3/1/13	5,600	5,642
		18,449
Ohio - 1.6%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (c)	4,500	4,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.2% tender 10/11/12, CP mode	5,000	5,000
0.21% tender 3/7/13, CP mode	13,450	13,450
Series 2008 B6:
0.18% tender 12/5/12, CP mode	15,000	15,000
0.2% tender 1/10/13, CP mode	9,200	9,200
		47,150
Oklahoma - 0.4%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2012 A, 0.19% 10/10/12, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
Series A, 0.18% 10/9/12, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
		12,000
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D:
0.18% tender 11/15/12, CP mode	13,000	13,000
0.19% tender 12/11/12, CP mode	12,500	12,500
		25,500
South Carolina - 0.7%
South Carolina Gen. Oblig. Bonds:
Series 2011 A, 5% 3/1/13	6,000	6,119
Series 2012 A, 4% 4/1/13	1,935	1,972
Series 2012 C, 4% 4/1/13	3,095	3,153
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2010 B, 5% 1/1/13	1,250	1,265
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 A, 0.18% 10/18/12, CP	$ 5,160	$ 5,160
Spartanburg County School District No. 7 Bonds Series 2012, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	3,375	3,427
		21,096
Texas - 7.7%
Brownsville Util. Sys. Rev. Series A, 0.18% 10/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Wtrwks. & Swr. Sys. Rev. Bonds:
Series 2003, 5.375% 10/1/12	1,500	1,500
Series 2010, 3% 10/1/12	1,000	1,000
Franklin Independent School District Bonds Series 2011, 0.75% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,002
Grand Prairie Independent School District Bonds Series 2011, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,865	2,884
Harris County Gen. Oblig.:
Series A1:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,900	6,900
0.21% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	265	265
Series D:
0.19% 12/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
TAN Series 2012:
1% 2/28/13	15,500	15,552
2% 2/28/13	2,700	2,720
Harris County Metropolitan Trans. Auth.:
Series A1:
0.2% 12/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
0.2% 12/11/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series A3:
0.2% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.21% 2/20/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig. Series A, 0.29% 10/1/12, LOC Union Bank of California, CP	3,700	3,700

	Principal Amount (000s)	Value (000s)
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
0.19% 10/10/12, CP	$ 6,000	$ 6,000
0.2% 2/7/13, CP	5,230	5,230
Houston Independent School District Bonds Series 2007, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,130	1,150
Lower Colorado River Auth. Rev.:
0.19% 11/5/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.19% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,000	2,036
San Antonio Wtr. Sys. Rev.:
Bonds Series 2012 A, 2% 5/15/13 (b)	1,705	1,724
Series 2001 A, 0.27% 10/3/12, CP	1,750	1,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.31%, tender 4/26/13 (c)	6,200	6,200
Texas A&M Univ. Rev. Series 1993 B:
0.17% 11/8/12, CP	4,400	4,400
0.18% 12/6/12, CP	6,400	6,400
Texas Gen. Oblig. TRAN 2.5% 8/30/13	75,000	76,555
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,024
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.19% 10/2/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,500	4,500
		229,722
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B:
0.19% 10/4/12 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	4,000	4,000
Series 1998 B4, 0.18% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
		36,050
Virginia - 1.0%
Fairfax County Indl. Dev. Auth. Bonds:
(Inova Health Sys. Proj.) Series 2012 C, 0.26%, tender 4/26/13 (c)	2,800	2,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth. Bonds: - continued
Series 2012 A, 3% 5/15/13	$ 4,130	$ 4,201
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.18% 12/6/12, CP	15,000	15,000
0.19% 12/18/12, CP	3,500	3,500
Virginia Commonwealth Trans. Board Rev. Bonds Series 2001, 5% 5/15/13	5,965	6,141
		31,642
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2005 B, 5% 7/1/13	1,055	1,093
(#3 Proj.) Series 2003 A, 5.5% 7/1/13	1,500	1,559
King County Gen. Oblig. Bonds Series 2012, 2% 12/1/12	1,190	1,194
Seattle Gen. Oblig. Bonds:
Series 2008, 5% 12/1/12	1,000	1,008
Series 2011, 2.5% 3/1/13	3,775	3,811
Washington Gen. Oblig. Bonds:
Series 2007 C, 5% 7/1/13	1,000	1,035
Series 2008 C, 4.25% 1/1/13	1,000	1,010
		10,710
Wisconsin - 2.9%
Milwaukee Gen. Oblig. RAN Series 2012 R1, 1.25% 12/4/12	2,100	2,104
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/13	1,600	1,644
Series 3, 5.3% 11/1/12	1,320	1,326
Series 2005 A:
0.18% 11/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,616	15,616
0.19% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,999	4,999
Series 2006 A:
0.18% 10/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,700	3,700
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000

	Principal Amount (000s)	Value (000s)
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A:
0.18% tender 12/3/12, LOC U.S. Bank NA, Cincinnati, CP mode	$ 11,500	$ 11,500
0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode (b)	1,820	1,820
Series 2012 B, 2% 8/15/13	1,100	1,115
Wisconsin Trans. Rev.:
Series 1997, 0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
		86,508
TOTAL OTHER MUNICIPAL DEBT		974,365
Investment Company - 2.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.19% (d)(e)	63,949,000	63,949
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,001,367)	3,001,367
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,251)
NET ASSETS - 100%	$ 2,998,116
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,320,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,600,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	5/2/12	$ 7,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 26
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,937,418)	$ 2,937,418
Fidelity Central Funds (cost $63,949)	63,949
Total Investments (cost $3,001,367)		$ 3,001,367
Cash		96
Receivable for fund shares sold		1,610
Interest receivable		2,890
Distributions receivable from Fidelity Central Funds		4
Receivable from investment adviser for expense reductions		5
Other receivables		43
Total assets		3,006,015

Liabilities
Payable for investments purchased
Regular delivery	$ 1,058
Delayed delivery	4,551
Payable for fund shares redeemed	1,429
Distributions payable	11
Accrued management fee	343
Other affiliated payables	429
Other payables and accrued expenses	78
Total liabilities		7,899

Net Assets		$ 2,998,116
Net Assets consist of:
Paid in capital		$ 2,997,876
Accumulated undistributed net realized gain (loss) on investments		240
Net Assets		$ 2,998,116

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) September 30, 2012 (Unaudited)

Class I: Net Asset Value, offering price and redemption price per share ($2,689,610 ÷ 2,687,009 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($11,603 ÷ 11,593 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($281,212 ÷ 280,955 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($15,691 ÷ 15,674 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 3,082
Income from Fidelity Central Funds		26
Total income		3,108

Expenses
Management fee	$ 2,186
Transfer agent fees	945
Distribution and service plan fees	338
Accounting fees and expenses	141
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	38
Audit	20
Legal	5
Miscellaneous	14
Total expenses before reductions	3,716
Expense reductions	(776)	2,940
Net investment income (loss)		168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		105
Net increase in net assets resulting from operations		$ 273

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168	$ 539
Net realized gain (loss)	105	221
Net increase in net assets resulting from operations	273	760
Distributions to shareholders from net investment income	(168)	(539)
Share transactions - net increase (decrease)	(432,622)	(677,233)
Total increase (decrease) in net assets	(432,517)	(677,012)

Net Assets
Beginning of period	3,430,633	4,107,645
End of period	$ 2,998,116	$ 3,430,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.001	.015	.033
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.001	.015	.033
Distributions from net investment income	- F	- F	(.001)	(.001)	(.015)	(.033)
Distributions from net realized gain	-	-	- F	- F	- F	- F
Total distributions	- F	- F	(.001)	(.001)	(.015)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.09%	.15%	1.50%	3.33%
Ratios to Average Net Assets D, E
Expenses before reductions	.22% A	.22%	.22%	.25%	.24%	.23%
Expenses net of fee waivers, if any	.19% A	.16%	.22%	.23%	.22%	.20%
Expenses net of all reductions	.19% A	.15%	.22%	.23%	.20%	.17%
Net investment income (loss)	.01% A	.01%	.09%	.16%	1.55%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 2,690	$ 3,160	$ 3,814	$ 4,828	$ 7,738	$ 10,463

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class II

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.013	.031
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.013	.031
Distributions from net investment income	- F	- F	- F	(.001)	(.013)	(.031)
Distributions from net realized gain	-	-	- F	- F	- F	- F
Total distributions	- F	- F	- F	(.001)	(.013)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.05%	1.35%	3.18%
Ratios to Average Net Assets D, E
Expenses before reductions	.37% A	.37%	.37%	.40%	.39%	.38%
Expenses net of fee waivers, if any	.19% A	.15%	.29%	.34%	.37%	.35%
Expenses net of all reductions	.19% A	.15%	.29%	.34%	.35%	.32%
Net investment income (loss)	.01% A	.01%	.01%	.06%	1.40%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 22	$ 26	$ 54	$ 111

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class III

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.012	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.012	.030
Distributions from net investment income	- F	- F	- F	- F	(.012)	(.030)
Distributions from net realized gain	-	-	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	(.012)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.03%	1.25%	3.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.47%	.47%	.50%	.49%	.48%
Expenses net of fee waivers, if any	.19% A	.16%	.29%	.37%	.47%	.45%
Expenses net of all reductions	.19% A	.16%	.29%	.37%	.45%	.42%
Net investment income (loss)	.01% A	.01%	.01%	.02%	1.30%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 281	$ 240	$ 198	$ 166	$ 272	$ 459

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.001	.014	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.001	.014	.032
Distributions from net investment income	- F	- F	(.001)	(.001)	(.014)	(.032)
Distributions from net realized gain	-	-	- F	- F	- F	- F
Total distributions	- F	- F	(.001)	(.001)	(.014)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.06%	.11%	1.45%	3.28%
Ratios to Average Net Assets D, E
Expenses before reductions	.27% A	.27%	.27%	.30%	.29%	.28%
Expenses net of fee waivers, if any	.19% A	.17%	.25%	.28%	.27%	.25%
Expenses net of all reductions	.19% A	.17%	.25%	.28%	.25%	.22%
Net investment income (loss)	.01% A	.01%	.05%	.12%	1.50%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 15	$ 73	$ 60	$ 48	$ 92

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which FMR or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ 8,472,726	$ -	$ -	$ -
Treasury Portfolio	15,868,670	-	-	-
Government Portfolio	24,641,440	-	-	-
Prime Money Market Portfolio	56,353,783	-	-	-
Money Market Portfolio	66,865,452	-	-	-
Tax-Exempt Portfolio	3,001,367	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration 2019	Total capital loss carryfoward

Government Portfolio	$ (2,234)	$ (2,234)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. Information regarding reverse repurchase agreements open at period end is included at the end of each applicable Fund's Schedule of Investments.

Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 117,184.02%
Prime Money Market Portfolio	$ 120,645.02%
Money Market Portfolio	$ 59,520.02%

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 314	$ -
Class III	458	-
Class IV	63	-
Select Class	57	-
	$ 892	$ -
Treasury Portfolio: Class II	$ 64	$ -
Class III	3,666	-
Class IV	1,030	-
Select Class	58	-
	$ 4,818	$ -
Government Portfolio: Class II	$ 643	$ -
Class III	2,373	-
Select Class	207	-
	$ 3,223	$ -
Prime Money Market Portfolio: Class II	$ 477	$ 28
Class III	2,306	-
Class IV	221	-
Select Class	298	2
	$ 3,302	$ 30
Money Market Portfolio: Class II	$ 143	$ 10
Class III	2,721	-
Select Class	131	1
	$ 2,995	$ 11
Tax-Exempt Portfolio: Class II	$ 10	$ -*
Class III	324	-
Select Class	4	-
	$ 338	$ -*

* Amount represents eighteen dollars.

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. The transfer agent fee for each class of Tax-Exempt Portfolio is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 2,413
Treasury Only Portfolio - Class II	127
Treasury Only Portfolio - Class III	112
Treasury Only Portfolio - Class IV	8
Treasury Only Portfolio - Select Class	69
$ 2,729

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Treasury Portfolio - Class I	$ 3,520
Treasury Portfolio - Class II	26
Treasury Portfolio - Class III	883
Treasury Portfolio - Class IV	124
Treasury Portfolio - Select Class	70
$ 4,623
Government Portfolio - Class I	$ 7,013
Government Portfolio - Class II	258
Government Portfolio - Class III	572
Government Portfolio - Select Class	251
$ 8,094
Prime Money Market Portfolio - Class I	$ 3,937
Prime Money Market Portfolio - Class II	192
Prime Money Market Portfolio - Class III	557
Prime Money Market Portfolio - Class IV	28
Prime Money Market Portfolio - Select Class	360
Prime Money Market Portfolio - Instituitonal Class	5,257
$ 10,331
Money Market Portfolio - Class I	$ 7,416
Money Market Portfolio - Class II	58
Money Market Portfolio - Class III	656
Money Market Portfolio - Select Class	158
Money Market Portfolio - Class F	-
Money Market Portfolio - Institutional Class	5,161
$ 13,449
Tax-Exempt Portfolio - Class I	$ 856
Tax-Exempt Portfolio - Class II	4
Tax-Exempt Portfolio - Class III	80
Tax-Exempt Portfolio - Select Class	5
$ 945

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt Portfolio is paid to Citibank.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Prime Money Market Portfolio
Class I	.20%	$ 460
Class II	.35%	21
Class III	.45%	63
Class IV	.70%	3
Select Class	.25%	40
Institutional Class	.14%	6,439

Semiannual Report

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Money Market Portfolio
Class I	.18%	$ 3,272
Class II	.33%	25
Class III	.43%	279
Select Class	.23%	70
Class F	.14%	54
Institutional Class	.14%	6,260
Tax-Exempt Portfolio
Class II	.35%	$ 1
Class III	.45%	20
Select Class	.25%	1

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 4,713
Class II	564
Class III	677
Class IV	78
Select Class	193
Treasury Portfolio
Class I	$ 3,046
Class II	86
Class III	4,443
Class IV	1,140
Select Class	120
Government Portfolio
Class I	$ 3,415
Class II	769
Class III	2,655
Select Class	327
Prime Money Market Portfolio
Class II	$ 148
Class III	1,360
Class IV	176
Money Market Portfolio
Class II	$ -*
Class III	829
Tax-Exempt Portfolio
Class I	$ 397
Class II	10
Class III	342
Select Class	5

* Amount represents thirty-eight dollars.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
From net investment income
Treasury Only Portfolio - Class I	$ 402	$ 772
Treasury Only Portfolio - Class II	21	53
Treasury Only Portfolio - Class III	18	34
Treasury Only Portfolio - Class IV	1	2
Treasury Only Portfolio - Select Class	11	24
Total	$ 453	$ 885

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012
Treasury Portfolio - Class I	$ 585	$ 1,186
Treasury Portfolio - Class II	4	15
Treasury Portfolio - Class III	147	337
Treasury Portfolio - Class IV	21	40
Treasury Portfolio - Select Class	12	40
Total	$ 769	$ 1,618
Government Portfolio - Class I	$ 1,167	$ 3,066
Government Portfolio - Class II	43	90
Government Portfolio - Class III	95	197
Government Portfolio - Select Class	42	47
Total	$ 1,347	$ 3,400
Prime Money Market Portfolio - Class I	$ 7,481	$ 17,502
Prime Money Market Portfolio - Class II	32	70
Prime Money Market Portfolio - Class III	92	174
Prime Money Market Portfolio - Class IV	4	13
Prime Money Market Portfolio - Select Class	381	776
Prime Money Market Portfolio - Institutional Class	30,362	65,417
Total	$ 38,352	$ 83,952
From net investment income
Money Market Portfolio - Class I	$ 22,642	$ 46,605
Money Market Portfolio - Class II	32	76
Money Market Portfolio - Class III	109	231
Money Market Portfolio - Select Class	348	1,004
Money Market Portfolio - Class F	1,883	2,311
Money Market Portfolio - Institutional Class	38,263	61,081
Total	$ 63,277	$ 111,308
Tax-Exempt Portfolio - Class I	$ 153	$ 513
Tax-Exempt Portfolio - Class II	1	2
Tax-Exempt Portfolio - Class III	13	20
Tax-Exempt Portfolio - Select Class	1	4
Total	$ 168	$ 539

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
Treasury Only Portfolio - Class I Shares sold	5,882,498	14,763,670
Reinvestment of distributions	310	603
Shares redeemed	(5,953,994)	(12,849,748)
Net increase (decrease)	(71,186)	1,914,525
Treasury Only Portfolio - Class II Shares sold	295,955	1,072,282
Reinvestment of distributions	11	23
Shares redeemed	(411,884)	(1,158,844)
Net increase (decrease)	(115,918)	(86,539)
Treasury Only Portfolio - Class III Shares sold	483,487	1,173,000
Reinvestment of distributions	7	14
Shares redeemed	(558,155)	(1,156,184)
Net increase (decrease)	(74,661)	16,830

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2012	Year ended March 31, 2012
Treasury Only Portfolio - Class IV Shares sold	53,655	95,718
Reinvestment of distributions	1	2
Shares redeemed	(56,599)	(132,853)
Net increase (decrease)	(2,943)	(37,133)
Treasury Only Portfolio - Select Class Shares sold	675,399	1,128,752
Reinvestment of distributions	10	19
Shares redeemed	(746,933)	(1,068,539)
Net increase (decrease)	(71,524)	60,232
Treasury Portfolio - Class I Shares sold	26,942,616	63,329,301
Reinvestment of distributions	285	583
Shares redeemed	(26,583,739)	(60,402,529)
Net increase (decrease)	359,162	2,927,355
Treasury Portfolio - Class II Shares sold	575,476	1,664,129
Reinvestment of distributions	1	4
Shares redeemed	(579,498)	(1,739,322)
Net increase (decrease)	(4,021)	(75,189)
Treasury Portfolio - Class III Shares sold	5,785,935	11,804,058
Reinvestment of distributions	23	60
Shares redeemed	(5,922,920)	(12,464,755)
Net increase (decrease)	(136,962)	(660,637)
Treasury Portfolio - Class IV Shares sold	320,187	916,133
Reinvestment of distributions	-	-
Shares redeemed	(410,315)	(737,052)
Net increase (decrease)	(90,128)	179,081
Treasury Portfolio - Select Class Shares sold	300,187	1,274,169
Reinvestment of distributions	7	20
Shares redeemed	(339,246)	(1,367,632)
Net increase (decrease)	(39,052)	(93,443)
Government Portfolio - Class I Shares sold	91,792,725	249,236,195
Reinvestment of distributions	599	1,450
Shares redeemed	(95,255,947)	(254,101,804)
Net increase (decrease)	(3,462,623)	(4,864,159)
Government Portfolio - Class II Shares sold	1,854,898	3,785,855
Reinvestment of distributions	9	24
Shares redeemed	(2,206,753)	(3,765,515)
Net increase (decrease)	(351,846)	20,364
Government Portfolio - Class III Shares sold	3,886,311	6,610,603
Reinvestment of distributions	13	41
Shares redeemed	(4,069,783)	(6,633,564)
Net increase (decrease)	(183,459)	(22,920)
Government Portfolio - Select Class Shares sold	15,173,510	21,830,746
Reinvestment of distributions	38	40
Shares redeemed	(14,801,861)	(21,671,544)
Net increase (decrease)	371,687	159,242

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Six months ended September 30, 2012	Year ended March 31, 2012
Prime Money Market Portfolio - Class I Shares sold	33,464,844	95,975,696
Reinvestment of distributions	2,619	5,998
Shares redeemed	(35,929,803)	(102,593,686)
Net increase (decrease)	(2,462,340)	(6,611,992)
Prime Money Market Portfolio - Class II Shares sold	2,383,791	4,716,233
Reinvestment of distributions	18	37
Shares redeemed	(2,658,192)	(4,664,133)
Net increase (decrease)	(274,383)	52,137
Prime Money Market Portfolio - Class III Shares sold	3,489,096	6,485,601
Reinvestment of distributions	14	49
Shares redeemed	(2,579,025)	(7,674,466)
Net increase (decrease)	910,085	(1,188,816)
Prime Money Market Portfolio - Class IV Shares sold	211,088	645,156
Reinvestment of distributions	3	10
Shares redeemed	(185,172)	(770,170)
Net increase (decrease)	25,919	(125,004)
Prime Money Market Portfolio - Select Class Shares sold	1,973,628	16,314,909
Reinvestment of distributions	151	392
Shares redeemed	(1,945,889)	(16,380,417)
Net increase (decrease)	27,890	(65,116)
Prime Money Market Portfolio - Institutional Class Shares sold	234,676,041	454,457,243
Reinvestment of distributions	20,019	40,995
Shares redeemed	(230,099,984)	(464,180,078)
Net increase (decrease)	4,596,076	(9,681,840)
Money Market Portfolio - Class I Shares sold	49,620,181	96,924,190
Reinvestment of distributions	16,742	34,938
Shares redeemed	(48,056,787)	(103,812,104)
Net increase (decrease)	1,580,136	(6,852,976)
Money Market Portfolio - Class II Shares sold	433,380	864,219
Reinvestment of distributions	24	65
Shares redeemed	(484,035)	(1,077,643)
Net increase (decrease)	(50,631)	(213,359)
Money Market Portfolio - Class III Shares sold	6,141,470	14,550,043
Reinvestment of distributions	58	122
Shares redeemed	(6,017,358)	(15,677,004)
Net increase (decrease)	124,170	(1,126,839)
Money Market Portfolio - Select Class Shares sold	1,100,708	6,740,674
Reinvestment of distributions	122	308
Shares redeemed	(1,128,021)	(8,324,872)
Net increase (decrease)	(27,191)	(1,583,890)
Money Market Portfolio - Class F Shares sold	340,852	864,134
Reinvestment of distributions	1,883	2,311
Shares redeemed	(63,714)	(141,553)
Net increase (decrease)	279,021	724,892

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2012	Year ended March 31, 2012
Money Market Portfolio - Institutional Class Shares sold	85,117,375	167,428,751
Reinvestment of distributions	29,003	44,850
Shares redeemed	(81,153,266)	(163,979,662)
Net increase (decrease)	3,993,112	3,493,939
Tax-Exempt Portfolio - Class I Shares sold	1,910,419	5,481,992
Reinvestment of distributions	93	323
Shares redeemed	(2,381,294)	(6,136,121)
Net increase (decrease)	(470,782)	(653,806)
Tax-Exempt Portfolio - Class II Shares sold	2,982	135,436
Reinvestment of distributions	1	2
Shares redeemed	(6,318)	(142,412)
Net increase (decrease)	(3,335)	(6,974)
Tax-Exempt Portfolio - Class III Shares sold	664,730	1,303,780
Reinvestment of distributions	3	6
Shares redeemed	(623,461)	(1,262,396)
Net increase (decrease)	41,272	41,390
Tax-Exempt Portfolio - Select Class Shares sold	23,421	44,744
Reinvestment of distributions	-	3
Shares redeemed	(23,198)	(102,590)
Net increase (decrease)	223	(57,843)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Class I and Class III of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class I and Class III show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Semiannual Report

Treasury Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Government Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Tax-Exempt Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Government Portfolio

Prime Money Market Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective December 1, 2007) that lowered each fund's management fee from 0.20% to 0.14%. The Board considered that the charts reflect each fund's lower management fee for 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of each of Government Portfolio, Treasury Only Portfolio and Treasury Portfolio ranked below its competitive median for 2011.

The Board noted that the total expense ratio of Institutional Class of Prime Money Market Portfolio ranked below its competitive median for 2011, the total expense ratio of Class I ranked equal to its competitive median for 2011, and the total expense ratio of each of Class II, Class III, Class IV, and Select Class ranked above its competitive median for 2011.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Class F of Money Market Portfolio ranked below its competitive median for 2011 and the total expense ratio of each of Class II, Class III, and Select Class ranked above its competitive median for 2011.

The Board noted that the total expense ratio of each of Class I and Class II of Tax-Exempt Portfolio ranked below its competitive median for 2011 and the total expense ratio of each of Class III and Select Class ranked equal to its competitive median for 2011.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

  Fidelity Distributors Corporation
  Smithfield, RI

Transfer and Service Agents

  Fidelity Investments Institutional Operations Company, Inc.
  Boston, MA
  Citibank, N.A.
  New York, NY
  Tax-Exempt Portfolio
  Fidelity Service Company, Inc.
  Boston, MA
  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio

Custodians

  The Bank of New York Mellon
  New York, NY
  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio
  Citibank, N.A.
  New York, NY
  Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IMM-SANN-1112
1.537280.115

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 20, 2012